GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 97.3%
Automobiles & Components — 0.1%
BorgWarner, Inc.	52	$ 1,735
Banks — 3.2%
Bank of America Corp.	132	4,109
Citizens Financial Group, Inc.	95	3,391
JPMorgan Chase & Co.	135	15,202
KeyCorp.	226	3,894
M&T Bank Corp.	8	1,275
Regions Financial Corp.	224	4,200
Truist Financial Corp.	13	617
US Bancorp	154	7,087
Zions Bancorp NA	35	1,781
		41,556
Capital Goods — 6.7%
3M Co.	123	15,917
A.O. Smith Corp.	34	1,859
Allegion PLC (Ireland)	2	196
AMETEK, Inc.	5	550
Carrier Global Corp.	189	6,740
Dover Corp.	1	121
General Dynamics Corp.	61	13,496
Illinois Tool Works, Inc.	30	5,468
Johnson Controls International PLC (Ireland)	9	431
Lockheed Martin Corp.	37	15,909
Nordson Corp.	2	405
Otis Worldwide Corp.	91	6,431
Parker-Hannifin Corp.	28	6,889
Snap-on, Inc.	14	2,758
Textron, Inc.	47	2,870
Trane Technologies PLC (Ireland)	42	5,455
WW Grainger, Inc.	7	3,181
		88,676
Commercial & Professional Services — 0.4%
Nielsen Holdings PLC (United Kingdom)	79	1,834
Robert Half International, Inc.	27	2,022
Verisk Analytics, Inc.	11	1,904
		5,760
Consumer Durables & Apparel — 0.8%
PVH Corp.	15	853
Ralph Lauren Corp.	17	1,524
Tapestry, Inc.	65	1,984
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
VF Corp.	86	$ 3,799
Whirlpool Corp.	16	2,478
		10,638
Consumer Services — 1.1%
McDonald's Corp.	26	6,419
MGM Resorts International	93	2,692
Penn National Gaming, Inc.*	36	1,095
Starbucks Corp.	61	4,660
		14,866
Diversified Financials — 5.7%
Berkshire Hathaway, Inc., Class B*	47	12,832
BlackRock, Inc.	33	20,098
CME Group, Inc.	21	4,299
Franklin Resources, Inc.	141	3,287
Intercontinental Exchange, Inc.	122	11,473
Invesco Ltd. (Bermuda)	128	2,065
MarketAxess Holdings, Inc.	3	768
Moody's Corp.	27	7,343
Nasdaq, Inc.	40	6,102
T Rowe Price Group, Inc.	63	7,157
		75,424
Energy — 8.9%
Baker Hughes Co.	94	2,714
ConocoPhillips	113	10,148
Devon Energy Corp.	144	7,936
EOG Resources, Inc.	127	14,026
Exxon Mobil Corp.	327	28,004
Marathon Petroleum Corp.	142	11,674
ONEOK, Inc.	75	4,162
Phillips 66	104	8,527
Pioneer Natural Resources Co.	53	11,823
Valero Energy Corp.	89	9,459
Williams Cos., Inc. (The)	255	7,959
		116,432
Food & Staples Retailing — 1.1%
Kroger Co. (The)	148	7,005
Walgreens Boots Alliance, Inc.	189	7,163
		14,168
Food, Beverage & Tobacco — 3.8%
Archer-Daniels-Midland Co.	123	9,545
Campbell Soup Co.	65	3,123
Coca-Cola Co. (The)	87	5,473
General Mills, Inc.	131	9,884
Hershey Co. (The)	17	3,658

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.	53	$ 3,781
Kraft Heinz Co. (The)	264	10,069
Mondelez International, Inc., Class A	55	3,415
PepsiCo, Inc.	7	1,166
		50,114
Health Care Equipment & Services — 10.2%
Abbott Laboratories	23	2,499
AmerisourceBergen Corp.	46	6,508
Cardinal Health, Inc.	58	3,032
Centene Corp.*	43	3,638
Cigna Corp.	55	14,494
CVS Health Corp.	214	19,829
DaVita, Inc.*	23	1,839
DENTSPLY SIRONA, Inc.	48	1,715
Elevance Health, Inc.	33	15,925
HCA Healthcare, Inc.	61	10,252
Henry Schein, Inc.*	30	2,302
Hologic, Inc.*	57	3,950
Laboratory Corp. of America Holdings	23	5,390
McKesson Corp.	32	10,439
Medtronic PLC (Ireland)	178	15,976
Molina Healthcare, Inc.*	10	2,796
Quest Diagnostics, Inc.	26	3,458
Teleflex, Inc.	4	983
UnitedHealth Group, Inc.	14	7,191
Universal Health Services, Inc., Class B	16	1,611
		133,827
Household & Personal Products — 1.1%
Colgate-Palmolive Co.	94	7,533
Procter & Gamble Co. (The)	44	6,327
		13,860
Insurance — 2.5%
Aflac, Inc.	23	1,273
Aon PLC, Class A (Ireland)	47	12,675
Arthur J Gallagher & Co.	18	2,935
Assurant, Inc.	3	518
Chubb Ltd. (Switzerland)	25	4,914
Loews Corp.	10	593
Principal Financial Group, Inc.	6	401
Progressive Corp. (The)	8	930
W R Berkley Corp.	58	3,959
Willis Towers Watson PLC (Ireland)	24	4,737
		32,935
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 2.5%
CF Industries Holdings, Inc.	50	$ 4,286
Dow, Inc.	156	8,051
International Paper Co.	108	4,518
LyondellBasell Industries NV, Class A (Netherlands)	74	6,472
Mosaic Co. (The)	12	567
Nucor Corp.	67	6,995
Packaging Corp. of America	2	275
Sealed Air Corp.	33	1,905
		33,069
Media & Entertainment — 4.2%
Charter Communications, Inc., Class A*	37	17,336
Comcast Corp., Class A	497	19,502
Fox Corp., Class A	122	3,924
Interpublic Group of Cos., Inc. (The)	110	3,028
News Corp., Class A	128	1,994
Omnicom Group, Inc.	58	3,689
Paramount Global, Class B	111	2,740
Warner Bros Discovery, Inc.*	192	2,577
		54,790
Pharmaceuticals, Biotechnology & Life Sciences — 10.1%
AbbVie, Inc.	101	15,469
Amgen, Inc.	56	13,625
Biogen, Inc.*	33	6,730
Bristol-Myers Squibb Co.	139	10,703
Charles River Laboratories International, Inc.*	10	2,140
Gilead Sciences, Inc.	276	17,060
Merck & Co., Inc.	172	15,681
Moderna, Inc.*	67	9,571
Organon & Co.	56	1,890
Pfizer, Inc.	266	13,946
Regeneron Pharmaceuticals, Inc.*	20	11,823
Vertex Pharmaceuticals, Inc.*	50	14,089
		132,727
Real Estate — 5.2%
Alexandria Real Estate Equities, Inc., REIT	35	5,076
AvalonBay Communities, Inc., REIT	27	5,245
Camden Property Trust, REIT	24	3,228
CBRE Group, Inc., Class A*	72	5,300
Digital Realty Trust, Inc., REIT	5	649
Duke Realty Corp., REIT	40	2,198
Equity Residential, REIT	54	3,900

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Essex Property Trust, Inc., REIT	14	$ 3,661
Healthpeak Properties, Inc., REIT	118	3,057
Mid-America Apartment Communities, Inc., REIT	25	4,367
Prologis, Inc., REIT	90	10,588
Public Storage, REIT	21	6,566
Realty Income Corp., REIT	33	2,253
Simon Property Group, Inc., REIT	35	3,322
UDR, Inc., REIT	69	3,177
Weyerhaeuser Co., REIT	184	6,094
		68,681
Retailing — 6.3%
AutoZone, Inc.*	5	10,746
Bath & Body Works, Inc.	69	1,857
Best Buy Co., Inc.	63	4,107
eBay, Inc.	147	6,125
Home Depot, Inc. (The)	51	13,988
LKQ Corp.	7	344
Lowe's Cos., Inc.	85	14,847
O'Reilly Automotive, Inc.*	12	7,581
Ross Stores, Inc.	76	5,337
Target Corp.	102	14,405
TJX Cos., Inc. (The)	16	894
Ulta Beauty, Inc.*	8	3,084
		83,315
Semiconductors & Semiconductor Equipment — 4.4%
Applied Materials, Inc.	174	15,831
Intel Corp.	150	5,612
KLA Corp.	2	638
Lam Research Corp.	25	10,654
Micron Technology, Inc.	243	13,433
NXP Semiconductors NV (Netherlands)	14	2,072
Qorvo, Inc.*	26	2,452
Skyworks Solutions, Inc.	35	3,242
Teradyne, Inc.	36	3,224
		57,158
Software & Services — 5.7%
Accenture PLC, Class A (Ireland)	48	13,327
Automatic Data Processing, Inc.	29	6,091
DXC Technology Co.*	59	1,788
Fiserv, Inc.*	22	1,957
FleetCor Technologies, Inc.*	2	420
International Business Machines Corp.	113	15,955
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NortonLifeLock, Inc.	134	$ 2,943
Oracle Corp.	177	12,367
Paychex, Inc.	79	8,996
PayPal Holdings, Inc.*	92	6,425
VeriSign, Inc.*	24	4,016
		74,285
Technology Hardware & Equipment — 5.5%
Amphenol Corp., Class A	70	4,507
Apple, Inc.	21	2,871
CDW Corp.	18	2,836
Cisco Systems, Inc.	495	21,107
Corning, Inc.	181	5,703
F5, Inc.*	13	1,990
HP, Inc.	304	9,965
Juniper Networks, Inc.	70	1,995
Keysight Technologies, Inc.*	10	1,379
NetApp, Inc.	52	3,392
Seagate Technology Holdings PLC (Ireland)	61	4,358
TE Connectivity Ltd. (Switzerland)	51	5,771
Western Digital Corp.*	69	3,093
Zebra Technologies Corp., Class A*	12	3,527
		72,494
Telecommunication Services — 1.8%
AT&T, Inc.	362	7,587
Lumen Technologies, Inc.	226	2,466
Verizon Communications, Inc.	269	13,652
		23,705
Transportation — 4.1%
CSX Corp.	300	8,718
Expeditors International of Washington, Inc.	40	3,898
FedEx Corp.	55	12,469
Norfolk Southern Corp.	23	5,228
Union Pacific Corp.	64	13,650
United Parcel Service, Inc., Class B	55	10,040
		54,003
Utilities — 1.9%
AES Corp. (The)	146	3,067
CenterPoint Energy, Inc.	46	1,361
DTE Energy Co.	17	2,155
Exelon Corp.	215	9,744

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NRG Energy, Inc.	55	$ 2,099
Public Service Enterprise Group, Inc.	108	6,834
		25,260
TOTAL COMMON STOCKS (Cost $1,288,500)		1,279,478
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%		35,822
NET ASSETS - 100.0%		$1,315,300

*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.8%
Capital Goods — 3.1%
3M Co.	1,023	$ 132,386
A.O. Smith Corp.	711	38,877
Carrier Global Corp.	2,618	93,358
General Dynamics Corp.	566	125,228
Lockheed Martin Corp.(a)	654	281,194
Northrop Grumman Corp.	41	19,621
Trane Technologies PLC (Ireland)	2	260
		690,924
Commercial & Professional Services — 1.1%
Copart, Inc.*	174	18,907
Robert Half International, Inc.	1,780	133,304
Verisk Analytics, Inc.	597	103,335
		255,546
Consumer Durables & Apparel — 0.4%
NIKE, Inc., Class B	522	53,348
VF Corp.	294	12,986
Whirlpool Corp.	202	31,284
		97,618
Consumer Services — 2.4%
Domino's Pizza, Inc.(a)	495	192,906
Expedia Group, Inc.*	495	46,941
Hilton Worldwide Holdings, Inc.	31	3,455
McDonald's Corp.	402	99,246
MGM Resorts International	566	16,386
Penn National Gaming, Inc.*	4,134	125,756
Starbucks Corp.	692	52,862
		537,552
Diversified Financials — 6.1%
Berkshire Hathaway, Inc., Class B(a)*	984	268,652
BlackRock, Inc.(a)	232	141,297
FactSet Research Systems, Inc.	98	37,688
Intercontinental Exchange, Inc.(a)	3,303	310,614
Moody's Corp.	429	116,675
Nasdaq, Inc.(a)	1,767	269,538
T Rowe Price Group, Inc.(a)	2,075	235,741
		1,380,205
Energy — 1.9%
Baker Hughes Co.	978	28,235
Chevron Corp.	952	137,830
EOG Resources, Inc.	1,143	126,233
Exxon Mobil Corp.	613	52,497
Halliburton Co.	64	2,007
Marathon Petroleum Corp.	519	42,667
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Pioneer Natural Resources Co.	107	$ 23,870
Schlumberger NV (Curacao)	60	2,146
		415,485
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	57	27,319
Kroger Co. (The)	186	8,804
Sysco Corp.	144	12,198
Walmart, Inc.(a)	2,090	254,102
		302,423
Food, Beverage & Tobacco — 6.4%
Altria Group, Inc.	2,424	101,250
Archer-Daniels-Midland Co.	1,394	108,174
Campbell Soup Co.	2,117	101,722
Coca-Cola Co. (The)	2,135	134,313
General Mills, Inc.(a)	2,390	180,325
Hershey Co. (The)	556	119,629
Hormel Foods Corp.	1,991	94,294
Kellogg Co.	912	65,062
Kraft Heinz Co. (The)	798	30,436
Mondelez International, Inc., Class A	241	14,964
PepsiCo, Inc.	513	85,497
Philip Morris International, Inc.(a)	1,651	163,020
Tyson Foods, Inc., Class A(a)	2,659	228,833
		1,427,519
Health Care Equipment & Services — 9.9%
Abbott Laboratories(a)	1,950	211,867
AmerisourceBergen Corp.	1,173	165,956
Cigna Corp.	157	41,373
CVS Health Corp.	1,877	173,923
DaVita, Inc.*	955	76,362
Elevance Health, Inc.	160	77,213
Hologic, Inc.(a)*	5,401	374,289
Laboratory Corp. of America Holdings(a)	1,297	303,965
McKesson Corp.(a)	726	236,828
Medtronic PLC (Ireland)	1,753	157,332
Quest Diagnostics, Inc.(a)	2,562	340,695
UnitedHealth Group, Inc.	143	73,449
		2,233,252
Household & Personal Products — 1.4%
Church & Dwight Co., Inc.	168	15,567
Colgate-Palmolive Co.(a)	1,209	96,889

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.	473	$ 63,926
Procter & Gamble Co. (The)	962	138,326
		314,708
Insurance — 1.2%
Aon PLC, Class A (Ireland)	769	207,384
Arthur J Gallagher & Co.	360	58,694
Willis Towers Watson PLC (Ireland)	14	2,764
		268,842
Materials — 0.9%
CF Industries Holdings, Inc.	1,308	112,135
International Paper Co.	2,174	90,938
		203,073
Media & Entertainment — 11.5%
Activision Blizzard, Inc.(a)	7,722	601,235
Alphabet, Inc., Class A(a)*	148	322,530
Charter Communications, Inc., Class A(a)*	895	419,334
Comcast Corp., Class A(a)	7,367	289,081
Electronic Arts, Inc.	66	8,029
Fox Corp., Class A	222	7,140
Meta Platforms, Inc., Class A(a)*	3,663	590,659
Netflix, Inc.(a)*	1,109	193,931
News Corp., Class A	5,991	93,340
Take-Two Interactive Software, Inc.*	472	57,834
		2,583,113
Pharmaceuticals, Biotechnology & Life Sciences — 7.4%
Biogen, Inc.*	260	53,024
Bristol-Myers Squibb Co.(a)	2,829	217,833
Danaher Corp.	182	46,141
Gilead Sciences, Inc.	881	54,454
Illumina, Inc.*	55	10,140
Johnson & Johnson(a)	1,266	224,728
Merck & Co., Inc.(a)	4,746	432,693
PerkinElmer, Inc.	265	37,688
Pfizer, Inc.(a)	8,221	431,027
Regeneron Pharmaceuticals, Inc.*	137	80,985
Vertex Pharmaceuticals, Inc.*	266	74,956
		1,663,669
Real Estate — 2.5%
Alexandria Real Estate Equities, Inc., REIT	260	37,708
Camden Property Trust, REIT	537	72,216
Digital Realty Trust, Inc., REIT	255	33,106
Duke Realty Corp., REIT	504	27,695
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Healthpeak Properties, Inc., REIT	15	$ 388
Mid-America Apartment Communities, Inc., REIT	428	74,759
Prologis, Inc., REIT(a)	369	43,413
Public Storage, REIT(a)	443	138,513
Realty Income Corp., REIT	299	20,410
UDR, Inc., REIT	19	875
Weyerhaeuser Co., REIT	3,150	104,328
		553,411
Retailing — 5.7%
Amazon.com, Inc.*	987	104,829
AutoZone, Inc.*	79	169,781
Bath & Body Works, Inc.	5,935	159,770
Best Buy Co., Inc.	136	8,866
eBay, Inc.(a)	10,691	445,494
Home Depot, Inc. (The)	312	85,572
Lowe's Cos., Inc.	246	42,969
O'Reilly Automotive, Inc.*	157	99,186
Ross Stores, Inc.	420	29,497
Target Corp.	1,001	141,371
Ulta Beauty, Inc.*	7	2,698
		1,290,033
Semiconductors & Semiconductor Equipment — 7.8%
Applied Materials, Inc.(a)	2,368	215,441
Broadcom, Inc.	309	150,115
Intel Corp.	767	28,694
KLA Corp.(a)	114	36,375
Lam Research Corp.	275	117,191
Micron Technology, Inc.(a)	5,360	296,301
NXP Semiconductors NV (Netherlands)	305	45,149
Qorvo, Inc.(a)*	3,270	308,426
QUALCOMM, Inc.(a)	3,521	449,773
Teradyne, Inc.	511	45,760
Texas Instruments, Inc.	445	68,374
		1,761,599
Software & Services — 9.2%
Accenture PLC, Class A (Ireland)	830	230,450
Adobe, Inc.*	503	184,128
Akamai Technologies, Inc.*	258	23,563
Automatic Data Processing, Inc.	62	13,022
International Business Machines Corp.	719	101,516
Mastercard, Inc., Class A	145	45,745
Microsoft Corp.(a)	1,006	258,371

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NortonLifeLock, Inc.(a)	5,231	$ 114,873
Oracle Corp.	2,568	179,426
Paychex, Inc.	1,020	116,147
PayPal Holdings, Inc.(a)*	4,372	305,340
Roper Technologies, Inc.	34	13,418
Salesforce, Inc.(a)*	804	132,692
VeriSign, Inc.(a)*	1,306	218,533
Visa, Inc., Class A	702	138,217
		2,075,441
Technology Hardware & Equipment — 5.7%
Amphenol Corp., Class A	666	42,877
Apple, Inc.(a)	4,635	633,697
Cisco Systems, Inc.(a)	6,328	269,826
Corning, Inc.	563	17,740
F5, Inc.*	386	59,073
HP, Inc.	2,580	84,572
Juniper Networks, Inc.	1,132	32,262
Keysight Technologies, Inc.*	696	95,944
NetApp, Inc.	540	35,230
		1,271,221
Telecommunication Services — 1.0%
AT&T, Inc.	3,212	67,324
Verizon Communications, Inc.	3,266	165,749
		233,073
Transportation — 3.8%
CSX Corp.	1,595	46,350
Expeditors International of Washington, Inc.(a)	4,052	394,908
FedEx Corp.(a)	632	143,281
Southwest Airlines Co.*	277	10,005
Union Pacific Corp.	760	162,093
United Parcel Service, Inc., Class B	472	86,159
		842,796
Utilities — 4.0%
AES Corp. (The)(a)	5,059	106,290
DTE Energy Co.(a)	633	80,233
Exelon Corp.(a)	7,994	362,288
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NRG Energy, Inc.(a)	5,388	$ 205,660
Public Service Enterprise Group, Inc.	2,426	153,517
		907,988
TOTAL COMMON STOCKS (Cost $21,309,271)		21,309,491
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.2%		1,157,320
NET ASSETS - 100.0%		$22,466,811

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of June 30, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 29, 2024 and January 7, 2027, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.7% of net assets as of June 30, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Capital Goods
3M Co.	Morgan Stanley	1,012	$140,026	$130,963	$(1,562)
A O Smith Corp.	Morgan Stanley	623	33,884	34,066	287
Carrier Global Corp.	Morgan Stanley	2,337	84,487	83,337	(767)
General Dynamics Corp.	Morgan Stanley	552	110,837	122,130	13,508
Lockheed Martin Corp.	Morgan Stanley	622	228,743	267,435	44,369
Northrop Grumman Corp.	Morgan Stanley	35	12,536	16,750	4,896
Trane Technologies PLC (Ireland)	Morgan Stanley	1	124	130	93
		5,182	610,637	654,811	60,824
Commercial & Professional Services
Copart, Inc.	Morgan Stanley	131	14,208	14,234	102
Robert Half International, Inc.	Morgan Stanley	1,797	179,861	134,577	(43,888)
Verisk Analytics, Inc.	Morgan Stanley	593	99,139	102,642	3,708
		2,521	293,208	251,453	(40,078)
Consumer Durables & Apparel
NIKE, Inc., Class B	Morgan Stanley	483	61,726	49,363	(11,533)
VF Corp.	Morgan Stanley	294	13,626	12,986	(560)
Whirlpool Corp.	Morgan Stanley	196	30,920	30,355	175
		973	106,272	92,704	(11,918)
Consumer Services
Domino's Pizza, Inc.	Morgan Stanley	482	170,617	187,840	18,033
Expedia Group, Inc.	Morgan Stanley	498	58,451	47,225	(11,082)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	13	1,716	1,449	(575)
McDonald's Corp.	Morgan Stanley	394	89,400	97,271	10,583
MGM Resorts International	Morgan Stanley	557	15,758	16,125	446
Penn National Gaming, Inc.	Morgan Stanley	4,100	154,689	124,722	(30,874)
Starbucks Corp.	Morgan Stanley	700	52,070	53,473	1,838
		6,744	542,701	528,105	(11,631)
Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	450	126,798	122,859	(3,692)
BlackRock, Inc.	Morgan Stanley	217	141,100	132,162	(5,191)
FactSet Research Systems, Inc.	Morgan Stanley	96	35,014	36,919	2,048
Intercontinental Exchange, Inc.	Morgan Stanley	3,253	321,391	305,912	(14,421)
Moody's Corp.	Morgan Stanley	417	112,758	113,411	972

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
Nasdaq, Inc.	Morgan Stanley	1,742	$264,785	$265,725	$4,376
T Rowe Price Group, Inc.	Morgan Stanley	2,044	294,156	232,219	(44,433)
		8,219	1,296,002	1,209,207	(60,341)
Energy
Baker Hughes Co.	Morgan Stanley	799	24,158	23,067	(857)
Chevron Corp.	Morgan Stanley	879	115,199	127,262	14,606
EOG Resources, Inc.	Morgan Stanley	1,127	77,140	124,466	55,063
Exxon Mobil Corp.	Morgan Stanley	606	47,455	51,898	5,285
Halliburton Co.	Morgan Stanley	65	1,410	2,038	757
Marathon Petroleum Corp.	Morgan Stanley	503	29,396	41,352	12,944
Pioneer Natural Resources Co.	Morgan Stanley	104	26,534	23,200	(2,405)
Schlumberger NV (Curacao)	Morgan Stanley	60	1,717	2,146	506
		4,143	323,009	395,429	85,899
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	84	35,149	40,260	5,218
Kroger Co. (The)	Morgan Stanley	210	10,441	9,939	2,841
Sysco Corp.	Morgan Stanley	136	9,432	11,521	2,629
Walmart, Inc.	Morgan Stanley	2,061	267,924	250,576	(16,494)
		2,491	322,946	312,296	(5,806)
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	2,387	107,366	99,705	5,400
Archer-Daniels-Midland Co.	Morgan Stanley	1,265	77,381	98,164	25,301
Campbell Soup Co.	Morgan Stanley	2,079	96,320	99,896	4,958
Coca-Cola Co. (The)	Morgan Stanley	2,110	113,059	132,740	22,783
General Mills, Inc.	Morgan Stanley	2,358	143,114	177,911	46,314
Hershey Co. (The)	Morgan Stanley	548	115,976	117,908	2,672
Hormel Foods Corp.	Morgan Stanley	1,949	97,157	92,305	(4,387)
Kellogg Co.	Morgan Stanley	902	63,635	64,349	1,059
Kraft Heinz Co. (The)	Morgan Stanley	772	28,447	29,444	2,293
Mondelez International, Inc., Class A	Morgan Stanley	280	16,699	17,385	1,786
PepsiCo, Inc.	Morgan Stanley	507	77,057	84,497	9,369
Philip Morris International, Inc.	Morgan Stanley	1,619	147,020	159,860	26,176
Tyson Foods, Inc., Class A	Morgan Stanley	2,633	214,744	226,596	18,284
		19,409	1,297,975	1,400,760	162,008
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	1,432	159,155	155,587	(2,769)
AmerisourceBergen Corp.	Morgan Stanley	1,184	181,519	167,512	(13,334)
Cigna Corp.	Morgan Stanley	158	33,953	41,636	8,219
CVS Health Corp.	Morgan Stanley	1,830	155,660	169,568	17,585
DaVita, Inc.	Morgan Stanley	946	81,707	75,642	(5,886)
Elevance Health, Inc.	Morgan Stanley	170	70,273	82,039	12,576
Hologic, Inc.	Morgan Stanley	5,299	362,606	367,221	5,068
Laboratory Corp. of America Holdings	Morgan Stanley	1,280	310,144	299,981	(8,903)
McKesson Corp.	Morgan Stanley	723	156,766	235,850	80,501
Medtronic PLC (Ireland)	Morgan Stanley	1,733	164,552	155,537	(7,618)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Quest Diagnostics, Inc.	Morgan Stanley	2,539	$323,028	$337,636	$22,456
UnitedHealth Group, Inc.	Morgan Stanley	133	53,316	68,313	16,525
		17,427	2,052,679	2,156,522	124,420
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	160	13,535	14,826	1,973
Colgate-Palmolive Co.	Morgan Stanley	1,044	72,241	83,666	15,652
Kimberly-Clark Corp.	Morgan Stanley	465	56,538	62,845	8,443
Procter & Gamble Co. (The)	Morgan Stanley	952	135,373	136,888	6,707
		2,621	277,687	298,225	32,775
Insurance
Aon PLC, Class A (Ireland)	Morgan Stanley	663	167,863	178,798	12,093
Arthur J Gallagher & Co.	Morgan Stanley	355	49,542	57,879	10,467
Willis Towers Watson PLC (Ireland)	Morgan Stanley	13	2,590	2,566	39
		1,031	219,995	239,243	22,599
Materials
CF Industries Holdings, Inc.	Morgan Stanley	1,221	109,445	104,676	(4,316)
International Paper Co.	Morgan Stanley	2,118	97,940	88,596	(8,378)
		3,339	207,385	193,272	(12,694)
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	7,274	459,044	566,354	111,479
Alphabet, Inc., Class A	Morgan Stanley	179	295,380	390,088	95,210
Charter Communications, Inc., Class A	Morgan Stanley	859	451,009	402,467	(47,803)
Comcast Corp., Class A	Morgan Stanley	7,095	290,863	278,408	(11,828)
Electronic Arts, Inc.	Morgan Stanley	72	8,565	8,759	337
Fox Corp., Class A	Morgan Stanley	222	7,142	7,140	63
Meta Platforms, Inc., Class A	Morgan Stanley	2,738	559,019	441,502	(116,614)
Netflix, Inc.	Morgan Stanley	967	255,528	169,099	(85,987)
News Corp., Class A	Morgan Stanley	5,971	99,087	93,028	(5,854)
Take-Two Interactive Software, Inc.	Morgan Stanley	469	50,427	57,467	7,170
		25,846	2,476,064	2,414,312	(53,827)
Pharmaceuticals, Biotechnology & Life Sciences
Biogen, Inc.	Morgan Stanley	245	48,182	49,965	1,917
Bristol-Myers Squibb Co.	Morgan Stanley	2,682	172,367	206,514	37,639
Danaher Corp.	Morgan Stanley	171	44,047	43,352	(482)
Gilead Sciences, Inc.	Morgan Stanley	869	53,745	53,713	104
Illumina, Inc.	Morgan Stanley	22	6,675	4,056	(2,554)
Johnson & Johnson	Morgan Stanley	1,202	194,029	213,367	26,041
Merck & Co., Inc.	Morgan Stanley	4,533	350,511	413,274	72,574
PerkinElmer, Inc.	Morgan Stanley	249	35,160	35,413	388
Pfizer, Inc.	Morgan Stanley	8,156	347,191	427,619	92,815
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	150	91,613	88,670	(2,775)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	266	58,908	74,956	16,191
		18,545	1,402,428	1,610,899	241,858
Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	282	50,732	40,898	(8,724)
Camden Property Trust, REIT	Morgan Stanley	540	85,905	72,619	(12,600)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Real Estate — (continued)
Digital Realty Trust, Inc., REIT	Morgan Stanley	250	$31,925	$32,458	$636
Duke Realty Corp., REIT	Morgan Stanley	495	23,883	27,200	5,786
Healthpeak Properties, Inc., REIT	Morgan Stanley	20	506	518	67
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	418	79,022	73,012	(4,995)
Prologis, Inc., REIT	Morgan Stanley	368	49,490	43,295	(5,378)
Public Storage, REIT	Morgan Stanley	439	131,030	137,262	9,397
Realty Income Corp., REIT	Morgan Stanley	295	19,883	20,137	433
UDR, Inc., REIT	Morgan Stanley	21	969	967	53
Weyerhaeuser Co., REIT	Morgan Stanley	3,099	105,901	102,639	6,860
		6,227	579,246	551,005	(8,465)
Retailing
Amazon.com, Inc.	Morgan Stanley	4,042	373,544	429,301	56,378
AutoZone, Inc.	Morgan Stanley	73	122,508	156,886	35,355
Bath & Body Works, Inc.	Morgan Stanley	6,017	242,783	161,978	(79,563)
Best Buy Co., Inc.	Morgan Stanley	26	2,145	1,695	(318)
eBay, Inc.	Morgan Stanley	10,503	566,605	437,660	(124,141)
Home Depot, Inc. (The)	Morgan Stanley	305	86,763	83,652	(1,674)
Lowe's Cos., Inc.	Morgan Stanley	276	51,732	48,209	(2,794)
O'Reilly Automotive, Inc.	Morgan Stanley	154	86,871	97,291	11,586
Ross Stores, Inc.	Morgan Stanley	420	32,041	29,497	(2,442)
Target Corp.	Morgan Stanley	997	172,188	140,806	(30,291)
Ulta Beauty, Inc.	Morgan Stanley	7	2,729	2,698	28
		22,820	1,739,909	1,589,673	(137,876)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	2,337	236,902	212,620	(23,825)
Broadcom, Inc.	Morgan Stanley	306	172,504	148,658	(22,095)
Intel Corp.	Morgan Stanley	761	28,678	28,469	776
KLA Corp.	Morgan Stanley	87	28,155	27,760	(116)
Lam Research Corp.	Morgan Stanley	273	122,307	116,339	(5,452)
Micron Technology, Inc.	Morgan Stanley	5,259	333,325	290,718	(42,033)
NXP Semiconductors NV (Netherlands)	Morgan Stanley	299	45,323	44,261	(939)
Qorvo, Inc.	Morgan Stanley	3,238	343,731	305,408	(37,747)
QUALCOMM, Inc.	Morgan Stanley	3,480	490,269	444,535	(45,380)
Teradyne, Inc.	Morgan Stanley	488	44,895	43,700	(1,065)
Texas Instruments, Inc.	Morgan Stanley	439	67,400	67,452	426
		16,967	1,913,489	1,729,920	(177,450)
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	773	229,656	214,623	(14,227)
Adobe, Inc.	Morgan Stanley	458	170,227	167,655	(2,259)
Akamai Technologies, Inc.	Morgan Stanley	229	20,769	20,915	231
Automatic Data Processing, Inc.	Morgan Stanley	97	18,796	20,374	9,259
International Business Machines Corp.	Morgan Stanley	734	91,530	103,633	14,747
Mastercard, Inc., Class A	Morgan Stanley	332	89,938	104,739	16,208
Microsoft Corp.	Morgan Stanley	2,691	478,249	691,130	226,190
NortonLifeLock, Inc.	Morgan Stanley	5,158	117,366	113,270	(2,068)
Oracle Corp.	Morgan Stanley	2,534	175,252	177,051	1,911
Paychex, Inc.	Morgan Stanley	1,134	139,163	129,129	(8,565)
PayPal Holdings, Inc.	Morgan Stanley	4,338	337,088	302,966	(33,557)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Roper Technologies, Inc.	Morgan Stanley	18	$7,200	$7,104	$23
Salesforce, Inc.	Morgan Stanley	683	108,452	112,722	4,489
VeriSign, Inc.	Morgan Stanley	1,289	219,134	215,688	(3,059)
Visa, Inc., Class A	Morgan Stanley	328	60,855	64,580	4,627
		20,796	2,263,675	2,445,579	213,950
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	569	36,476	36,632	266
Apple, Inc.	Morgan Stanley	2,842	254,305	388,558	139,717
Cisco Systems, Inc.	Morgan Stanley	6,135	282,599	261,596	(11,520)
Corning, Inc.	Morgan Stanley	549	17,705	17,299	28
F5, Inc.	Morgan Stanley	382	60,185	58,461	(1,579)
HP, Inc.	Morgan Stanley	2,598	68,283	85,162	21,656
Juniper Networks, Inc.	Morgan Stanley	1,140	33,902	32,490	(383)
Keysight Technologies, Inc.	Morgan Stanley	700	100,739	96,495	(4,037)
NetApp, Inc.	Morgan Stanley	555	36,995	36,208	(549)
		15,470	891,189	1,012,901	143,599
Telecommunication Services
AT&T, Inc.	Morgan Stanley	3,187	56,835	66,800	11,223
Verizon Communications, Inc.	Morgan Stanley	3,237	163,954	164,278	2,753
		6,424	220,789	231,078	13,976
Transportation
CSX Corp.	Morgan Stanley	1,293	37,710	37,575	20
Expeditors International of Washington, Inc.	Morgan Stanley	4,003	420,922	390,132	(24,039)
FedEx Corp.	Morgan Stanley	625	128,394	141,694	14,964
Southwest Airlines Co.	Morgan Stanley	285	12,043	10,294	(1,714)
Union Pacific Corp.	Morgan Stanley	757	168,827	161,453	(6,537)
United Parcel Service, Inc., Class B	Morgan Stanley	548	93,395	100,032	10,183
		7,511	861,291	841,180	(7,123)
Utilities
AES Corp. (The)	Morgan Stanley	4,811	105,956	101,079	(3,908)
DTE Energy Co.	Morgan Stanley	615	68,093	77,951	11,773
Exelon Corp.	Morgan Stanley	7,902	370,424	358,119	(11,129)
NRG Energy, Inc.	Morgan Stanley	5,385	211,638	205,545	(1,785)
Public Service Enterprise Group, Inc.	Morgan Stanley	2,392	160,738	151,366	(9,074)
		21,105	916,849	894,060	(14,123)

Total Reference Entity — Long			20,815,425	21,052,634	560,576
Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(4,325)	(646,975)	(385,228)	259,895
BorgWarner, Inc.	Morgan Stanley	(1,021)	(50,208)	(34,071)	15,408
Ford Motor Co.	Morgan Stanley	(11,771)	(149,167)	(131,011)	17,771
Tesla, Inc.	Morgan Stanley	(65)	(62,300)	(43,772)	18,399
		(17,182)	(908,650)	(594,082)	311,473
Banks
Citigroup, Inc.	Morgan Stanley	(72)	(4,881)	(3,311)	1,573

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Banks — (continued)
Citizens Financial Group, Inc.	Morgan Stanley	(5,199)	$(259,545)	$(185,552)	$69,995
Comerica, Inc.	Morgan Stanley	(2,417)	(203,176)	(177,359)	23,908
Fifth Third Bancorp	Morgan Stanley	(5,730)	(233,344)	(192,528)	37,851
KeyCorp.	Morgan Stanley	(3,864)	(89,222)	(66,577)	21,210
M&T Bank Corp.	Morgan Stanley	(1,381)	(238,459)	(220,118)	16,158
Regions Financial Corp.	Morgan Stanley	(14,477)	(325,295)	(271,444)	48,781
Signature Bank	Morgan Stanley	(221)	(65,956)	(39,605)	26,087
SVB Financial Group	Morgan Stanley	(293)	(138,543)	(115,732)	22,457
Truist Financial Corp.	Morgan Stanley	(4,275)	(264,850)	(202,763)	57,907
US Bancorp	Morgan Stanley	(1,000)	(57,753)	(46,020)	10,697
Wells Fargo & Co.	Morgan Stanley	(3,084)	(145,449)	(120,800)	23,589
Zions Bancorp NA	Morgan Stanley	(4,062)	(241,267)	(206,756)	32,086
		(46,075)	(2,267,740)	(1,848,565)	392,299
Capital Goods
Boeing Co. (The)	Morgan Stanley	(3,316)	(804,019)	(453,364)	344,779
Deere & Co.	Morgan Stanley	(347)	(136,804)	(103,916)	32,049
Eaton Corp. PLC (Ireland)	Morgan Stanley	(980)	(136,878)	(123,470)	12,660
Fortune Brands Home & Security, Inc.	Morgan Stanley	(1,481)	(106,758)	(88,682)	17,356
Generac Holdings, Inc.	Morgan Stanley	(878)	(316,556)	(184,889)	130,788
Howmet Aerospace, Inc.	Morgan Stanley	(4,174)	(141,580)	(131,272)	9,939
Huntington Ingalls Industries, Inc.	Morgan Stanley	(516)	(108,405)	(112,395)	(4,879)
PACCAR, Inc.	Morgan Stanley	(271)	(22,421)	(22,314)	95
Quanta Services, Inc.	Morgan Stanley	(1,151)	(139,616)	(144,266)	(5,202)
Raytheon Technologies Corp.	Morgan Stanley	(955)	(92,306)	(91,785)	(661)
Rockwell Automation, Inc.	Morgan Stanley	(7)	(1,514)	(1,395)	47
Stanley Black & Decker, Inc.	Morgan Stanley	(2,474)	(421,716)	(259,424)	157,518
TransDigm Group, Inc.	Morgan Stanley	(425)	(271,341)	(228,085)	42,511
United Rentals, Inc.	Morgan Stanley	(679)	(252,868)	(164,936)	87,242
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	(743)	(63,573)	(60,985)	2,454
Xylem, Inc./NY	Morgan Stanley	(1,805)	(164,134)	(141,115)	21,967
		(20,202)	(3,180,489)	(2,312,293)	848,663
Commercial & Professional Services
Rollins, Inc.	Morgan Stanley	(4,780)	(179,810)	(166,918)	10,405
Consumer Durables & Apparel
DR Horton, Inc.	Morgan Stanley	(291)	(27,575)	(19,261)	8,222
Hasbro, Inc.	Morgan Stanley	(2,613)	(231,858)	(213,952)	16,510
Mohawk Industries, Inc.	Morgan Stanley	(668)	(91,515)	(82,892)	8,408
NVR, Inc.	Morgan Stanley	(22)	(118,265)	(88,091)	29,880
PulteGroup, Inc.	Morgan Stanley	(1,645)	(87,733)	(65,191)	21,677
		(5,239)	(556,946)	(469,387)	84,697
Consumer Services
Caesars Entertainment, Inc.	Morgan Stanley	(2,684)	(133,942)	(102,797)	30,804
Chipotle Mexican Grill, Inc.	Morgan Stanley	(222)	(373,499)	(290,212)	82,241
Darden Restaurants, Inc.	Morgan Stanley	(1,392)	(202,333)	(157,463)	41,843
Las Vegas Sands Corp.	Morgan Stanley	(3,131)	(121,637)	(105,170)	16,162
Wynn Resorts Ltd.	Morgan Stanley	(763)	(84,775)	(43,476)	42,680
		(8,192)	(916,186)	(699,118)	213,730

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(331)	$(80,145)	$(78,672)	$1,291
Capital One Financial Corp.	Morgan Stanley	(652)	(99,684)	(67,932)	31,155
Charles Schwab Corp. (The)	Morgan Stanley	(2,273)	(165,103)	(143,608)	20,672
Discover Financial Services	Morgan Stanley	(3,151)	(348,160)	(298,022)	46,808
Goldman Sachs Group, Inc. (The)	Morgan Stanley	(245)	(82,004)	(72,770)	8,581
MarketAxess Holdings, Inc.	Morgan Stanley	(104)	(58,389)	(26,625)	31,289
MSCI, Inc.	Morgan Stanley	(190)	(121,694)	(78,309)	42,636
Northern Trust Corp.	Morgan Stanley	(1,061)	(124,204)	(102,365)	20,738
Raymond James Financial, Inc.	Morgan Stanley	(771)	(70,032)	(68,935)	697
State Street Corp.	Morgan Stanley	(980)	(90,897)	(60,417)	28,880
Synchrony Financial	Morgan Stanley	(4,152)	(202,120)	(114,678)	84,871
		(13,910)	(1,442,432)	(1,112,333)	317,618
Energy
Coterra Energy, Inc.	Morgan Stanley	(2,011)	(62,642)	(51,864)	9,915
Hess Corp.	Morgan Stanley	(59)	(7,146)	(6,250)	1,039
Kinder Morgan, Inc.	Morgan Stanley	(9,415)	(170,604)	(157,795)	12,360
		(11,485)	(240,392)	(215,909)	23,314
Food, Beverage & Tobacco
Constellation Brands, Inc., Class A	Morgan Stanley	(30)	(7,417)	(6,992)	795
Lamb Weston Holdings, Inc.	Morgan Stanley	(3,749)	(288,789)	(267,904)	16,463
McCormick & Co, Inc., Non Voting Shares	Morgan Stanley	(1)	(85)	(83)	56
Monster Beverage Corp.	Morgan Stanley	(1,110)	(96,184)	(102,897)	(6,942)
		(4,890)	(392,475)	(377,876)	10,372
Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(1,189)	(371,208)	(294,289)	75,879
Align Technology, Inc.	Morgan Stanley	(707)	(358,318)	(167,326)	189,991
Baxter International, Inc.	Morgan Stanley	(1,339)	(114,371)	(86,004)	27,696
Becton Dickinson and Co.	Morgan Stanley	(728)	(182,817)	(179,474)	2,859
Boston Scientific Corp.	Morgan Stanley	(5,522)	(236,344)	(205,805)	29,897
Cooper Cos., Inc. (The)	Morgan Stanley	(504)	(204,053)	(157,812)	45,680
DENTSPLY SIRONA, Inc.	Morgan Stanley	(55)	(3,795)	(1,965)	1,847
Dexcom, Inc.	Morgan Stanley	(2,443)	(275,474)	(182,077)	92,640
Edwards Lifesciences Corp.	Morgan Stanley	(2,606)	(285,443)	(247,805)	36,852
Humana, Inc.	Morgan Stanley	(64)	(28,533)	(29,956)	(1,484)
IDEXX Laboratories, Inc.	Morgan Stanley	(490)	(307,993)	(171,858)	135,282
Intuitive Surgical, Inc.	Morgan Stanley	(834)	(274,532)	(167,392)	106,385
ResMed, Inc.	Morgan Stanley	(176)	(37,692)	(36,895)	658
STERIS PLC (Ireland)	Morgan Stanley	(248)	(55,878)	(51,125)	4,568
Stryker Corp.	Morgan Stanley	(455)	(118,619)	(90,513)	27,310
Teleflex, Inc.	Morgan Stanley	(47)	(20,174)	(11,555)	8,556
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(215)	(35,850)	(22,588)	14,455
		(17,622)	(2,911,094)	(2,104,439)	799,071
Household & Personal Products
Clorox Co. (The)	Morgan Stanley	(145)	(26,313)	(20,442)	7,767
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(342)	(104,712)	(87,097)	17,163
		(487)	(131,025)	(107,539)	24,930

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Insurance
American International Group, Inc.	Morgan Stanley	(1,309)	$(68,227)	$(66,929)	$1,151
Brown & Brown, Inc.	Morgan Stanley	(10)	(581)	(583)	51
Cincinnati Financial Corp.	Morgan Stanley	(364)	(42,875)	(43,309)	(577)
Globe Life, Inc.	Morgan Stanley	(710)	(68,090)	(69,204)	(1,260)
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	(852)	(57,834)	(55,746)	1,851
Lincoln National Corp.	Morgan Stanley	(4,778)	(321,008)	(223,467)	93,295
MetLife, Inc.	Morgan Stanley	(1,971)	(132,797)	(123,759)	8,107
Principal Financial Group, Inc.	Morgan Stanley	(3,220)	(217,869)	(215,064)	1,248
Prudential Financial, Inc.	Morgan Stanley	(2,703)	(284,976)	(258,623)	23,711
		(15,917)	(1,194,257)	(1,056,684)	127,577
Materials
Air Products and Chemicals, Inc.	Morgan Stanley	(118)	(37,027)	(28,377)	8,036
Albemarle Corp.	Morgan Stanley	(1,101)	(257,445)	(230,087)	25,780
Ball Corp.	Morgan Stanley	(1,041)	(101,285)	(71,590)	28,676
Celanese Corp.	Morgan Stanley	(291)	(44,742)	(34,225)	10,440
Corteva, Inc.	Morgan Stanley	(2,602)	(143,274)	(140,872)	1,770
Ecolab, Inc.	Morgan Stanley	(88)	(20,386)	(13,531)	6,754
International Flavors & Fragrances, Inc.	Morgan Stanley	(823)	(122,646)	(98,036)	22,396
Martin Marietta Materials, Inc.	Morgan Stanley	(653)	(250,064)	(195,404)	53,413
PPG Industries, Inc.	Morgan Stanley	(1,228)	(151,185)	(140,410)	10,661
Sherwin-Williams Co. (The)	Morgan Stanley	(464)	(127,330)	(103,894)	22,836
Vulcan Materials Co.	Morgan Stanley	(1,097)	(211,438)	(155,884)	53,798
		(9,506)	(1,466,822)	(1,212,310)	244,560
Media & Entertainment
DISH Network Corp., Class A	Morgan Stanley	(9,665)	(223,377)	(173,293)	49,479
Live Nation Entertainment, Inc.	Morgan Stanley	(2,113)	(225,101)	(174,492)	50,000
Match Group, Inc.	Morgan Stanley	(2,280)	(341,531)	(158,893)	181,686
Walt Disney Co/The	Morgan Stanley	(97)	(16,797)	(9,157)	7,645
		(14,155)	(806,806)	(515,835)	288,810
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(370)	(43,158)	(43,945)	(860)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(436)	(248,895)	(215,820)	32,396
Bio-Techne Corp.	Morgan Stanley	(612)	(291,064)	(212,144)	77,892
Catalent, Inc.	Morgan Stanley	(1,957)	(228,294)	(209,967)	17,709
Charles River Laboratories International, Inc.	Morgan Stanley	(263)	(95,936)	(56,274)	39,433
Eli Lilly & Co.	Morgan Stanley	(45)	(13,528)	(14,590)	(1,048)
IQVIA Holdings, Inc.	Morgan Stanley	(1,133)	(265,639)	(245,850)	19,061
Mettler-Toledo International, Inc.	Morgan Stanley	(69)	(91,328)	(79,265)	12,338
Moderna, Inc.	Morgan Stanley	(298)	(128,133)	(42,569)	85,240
Thermo Fisher Scientific, Inc.	Morgan Stanley	(49)	(25,594)	(26,621)	(987)
West Pharmaceutical Services, Inc.	Morgan Stanley	(674)	(235,074)	(203,797)	30,594
		(5,906)	(1,666,643)	(1,350,842)	311,768
Real Estate
Boston Properties, Inc., REIT	Morgan Stanley	(95)	(10,954)	(8,453)	2,430
Equinix, Inc., REIT	Morgan Stanley	(390)	(313,309)	(256,238)	51,337
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(258)	(4,048)	(4,045)	42
Iron Mountain, Inc., REIT	Morgan Stanley	(416)	(19,844)	(20,255)	(429)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Real Estate — (continued)
Regency Centers Corp., REIT	Morgan Stanley	(309)	$(19,025)	$(18,327)	$539
VICI Properties, Inc., REIT	Morgan Stanley	(2,452)	(73,455)	(73,045)	(389)
Vornado Realty Trust, REIT	Morgan Stanley	(1,409)	(66,842)	(40,283)	25,230
		(5,329)	(507,477)	(420,646)	78,760
Retailing
Advance Auto Parts, Inc.	Morgan Stanley	(1,291)	(243,402)	(223,459)	17,137
CarMax, Inc.	Morgan Stanley	(2,435)	(337,765)	(220,319)	116,505
Dollar General Corp.	Morgan Stanley	(713)	(163,261)	(174,999)	(12,367)
Dollar Tree, Inc.	Morgan Stanley	(3)	(468)	(468)	53
Etsy, Inc.	Morgan Stanley	(484)	(128,028)	(35,434)	92,271
Genuine Parts Co.	Morgan Stanley	(397)	(52,948)	(52,801)	110
Pool Corp.	Morgan Stanley	(474)	(210,078)	(166,483)	42,349
Tractor Supply Co.	Morgan Stanley	(1,482)	(308,092)	(287,286)	18,465
		(7,279)	(1,444,042)	(1,161,249)	274,523
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(3,484)	(359,878)	(266,421)	92,450
Analog Devices, Inc.	Morgan Stanley	(625)	(114,411)	(91,306)	21,474
Enphase Energy, Inc.	Morgan Stanley	(1,316)	(278,544)	(256,936)	20,842
Microchip Technology, Inc.	Morgan Stanley	(1,257)	(104,338)	(73,007)	30,211
Monolithic Power Systems, Inc.	Morgan Stanley	(673)	(292,194)	(258,459)	31,843
NVIDIA Corp.	Morgan Stanley	(1,849)	(409,053)	(280,290)	127,531
Skyworks Solutions, Inc.	Morgan Stanley	(706)	(119,459)	(65,404)	52,507
		(9,910)	(1,677,877)	(1,291,823)	376,858
Software & Services
Ceridian HCM Holding, Inc.	Morgan Stanley	(3,422)	(375,436)	(161,108)	213,276
Citrix Systems, Inc.	Morgan Stanley	(87)	(12,401)	(8,454)	4,144
Fidelity National Information Services, Inc.	Morgan Stanley	(993)	(124,934)	(91,028)	32,513
Fortinet, Inc.	Morgan Stanley	(4,358)	(279,206)	(246,576)	31,862
Global Payments, Inc.	Morgan Stanley	(383)	(71,626)	(42,375)	28,766
Intuit, Inc.	Morgan Stanley	(74)	(49,076)	(28,523)	20,363
Paycom Software, Inc.	Morgan Stanley	(540)	(207,061)	(151,265)	55,240
PTC, Inc.	Morgan Stanley	(1,646)	(231,754)	(175,036)	56,090
Tyler Technologies, Inc.	Morgan Stanley	(362)	(170,718)	(120,358)	49,911
		(11,865)	(1,522,212)	(1,024,723)	492,165
Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(469)	(48,175)	(43,964)	4,124
Teledyne Technologies, Inc.	Morgan Stanley	(104)	(47,994)	(39,011)	8,895
Trimble, Inc.	Morgan Stanley	(1,986)	(172,141)	(115,645)	56,043
Zebra Technologies Corp., Class A	Morgan Stanley	(48)	(28,982)	(14,110)	14,842
		(2,607)	(297,292)	(212,730)	83,904
Transportation
CH Robinson Worldwide, Inc.	Morgan Stanley	(321)	(33,868)	(32,540)	962
JB Hunt Transport Services, Inc.	Morgan Stanley	(953)	(189,452)	(150,069)	38,287
		(1,274)	(223,320)	(182,609)	39,249
Utilities
Alliant Energy Corp.	Morgan Stanley	(1,577)	(93,546)	(92,428)	859

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Ameren Corp.	Morgan Stanley	(232)	$(20,829)	$(20,964)	$(1,360)
American Electric Power Co., Inc.	Morgan Stanley	(378)	(37,880)	(36,265)	1,208
American Water Works Co., Inc.	Morgan Stanley	(1,716)	(285,540)	(255,289)	26,324
Dominion Energy, Inc.	Morgan Stanley	(1,107)	(91,687)	(88,350)	4,722
Entergy Corp.	Morgan Stanley	(1,411)	(158,542)	(158,935)	(7,964)
Evergy, Inc.	Morgan Stanley	(4,310)	(289,442)	(281,228)	3,816
Eversource Energy	Morgan Stanley	(947)	(85,736)	(79,993)	280
NextEra Energy, Inc.	Morgan Stanley	(4,736)	(367,607)	(366,851)	(3,857)
Pinnacle West Capital Corp.	Morgan Stanley	(1,585)	(151,996)	(115,895)	25,063
WEC Energy Group, Inc.	Morgan Stanley	(650)	(64,786)	(65,416)	(2,881)
Xcel Energy, Inc.	Morgan Stanley	(3,051)	(220,070)	(215,889)	(2,910)
		(21,700)	(1,867,661)	(1,777,503)	43,300

Total Reference Entity — Short			(25,801,648)	(20,215,413)	5,398,046
Net Value of Reference Entity			$(4,986,223)	$837,221	$5,958,622

*	Includes $135,178 related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $5,958,622, which are considered Level 2 as of and for the period ended June 30, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 100.0%
Gotham Defensive Long 500 Fund	208,358	$ 2,737,826
Gotham Enhanced 500 ETF	228,200	4,737,432
Gotham Enhanced S&P 500 Index Fund	262,675	3,643,305
Gotham Hedged Core Fund	373,965	3,956,552
Gotham Hedged Plus Fund	227,058	2,720,157
Gotham Large Value Fund	378,935	5,100,465
Gotham Neutral Fund*	288,449	2,965,249
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $26,318,066)		25,860,986
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%		(319)
NET ASSETS - 100.0%		$25,860,667

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 140.5%
COMMON STOCKS — 140.5%
Automobiles & Components — 1.0%
BorgWarner, Inc.	77	$ 2,569
Ford Motor Co.	55	612
General Motors Co.†*	892	28,330
		31,511
Banks — 0.2%
Bank of America Corp.	13	405
Citigroup, Inc.	18	828
First Republic Bank	3	432
JPMorgan Chase & Co.	39	4,392
PNC Financial Services Group, Inc. (The)	2	315
		6,372
Capital Goods — 7.2%
3M Co.†	351	45,423
A.O. Smith Corp.	94	5,140
Allegion PLC (Ireland)	1	98
AMETEK, Inc.	2	220
Carrier Global Corp.†	530	18,900
Dover Corp.	1	121
Emerson Electric Co.	7	557
Fortive Corp.†	34	1,849
General Dynamics Corp.†	171	37,834
General Electric Co.†	675	42,977
Honeywell International, Inc.	9	1,564
Illinois Tool Works, Inc.	19	3,463
Johnson Controls International PLC (Ireland)†	10	479
Lockheed Martin Corp.†	96	41,276
Masco Corp.	3	152
Northrop Grumman Corp.†	15	7,178
Otis Worldwide Corp.†	55	3,887
Parker-Hannifin Corp.	58	14,271
Pentair PLC (Ireland)	2	91
Snap-on, Inc.	11	2,167
Textron, Inc.	51	3,115
Trane Technologies PLC (Ireland)†	39	5,065
		235,827
Commercial & Professional Services — 0.2%
Copart, Inc.*	2	217
Equifax, Inc.	1	183
Nielsen Holdings PLC (United Kingdom)	5	116
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Robert Half International, Inc.	68	$ 5,093
Verisk Analytics, Inc.	1	173
		5,782
Consumer Durables & Apparel — 0.9%
DR Horton, Inc.	3	199
Lennar Corp., Class A	28	1,976
PVH Corp.	40	2,276
Ralph Lauren Corp.	45	4,034
Tapestry, Inc.	162	4,944
VF Corp.†	239	10,557
Whirlpool Corp.†	37	5,730
		29,716
Consumer Services — 1.0%
McDonald's Corp.†	36	8,888
MGM Resorts International	101	2,924
Penn National Gaming, Inc.*	54	1,643
Starbucks Corp.†	257	19,632
Yum! Brands, Inc.†	4	454
		33,541
Diversified Financials — 6.2%
Bank of New York Mellon Corp. (The)	7	292
Berkshire Hathaway, Inc., Class B†*	221	60,337
BlackRock, Inc.†	94	57,250
CME Group, Inc.	4	819
Franklin Resources, Inc.†	308	7,179
Intercontinental Exchange, Inc.†	343	32,256
Invesco Ltd. (Bermuda)	290	4,678
Moody's Corp.	35	9,519
Nasdaq, Inc.†	101	15,406
T Rowe Price Group, Inc.†	141	16,019
		203,755
Energy — 13.3%
APA Corp.†	223	7,783
Chevron Corp.†	452	65,441
ConocoPhillips	438	39,337
Devon Energy Corp.†	405	22,320
Diamondback Energy, Inc.†	109	13,205
EOG Resources, Inc.†	353	38,985
Exxon Mobil Corp.†	875	74,935
Halliburton Co.†	190	5,958
Marathon Oil Corp.†	467	10,498
Marathon Petroleum Corp.†	368	30,253
Occidental Petroleum Corp.†	574	33,797

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
ONEOK, Inc.†	135	$ 7,493
Phillips 66†	294	24,105
Pioneer Natural Resources Co.†	149	33,239
Schlumberger NV (Curacao)†	2	72
Valero Energy Corp.†	251	26,676
Williams Cos., Inc. (The)	15	468
		434,565
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	2	959
Kroger Co. (The)	9	426
Walgreens Boots Alliance, Inc.†	482	18,268
Walmart, Inc.†	99	12,036
		31,689
Food, Beverage & Tobacco — 6.5%
Altria Group, Inc.†	1,095	45,738
Archer-Daniels-Midland Co.†	345	26,772
Campbell Soup Co.	51	2,451
Coca-Cola Co. (The)†	545	34,286
General Mills, Inc.†	278	20,975
Hershey Co. (The)†	2	430
Kraft Heinz Co. (The)†	314	11,976
Mondelez International, Inc., Class A†	18	1,118
PepsiCo, Inc.	13	2,167
Philip Morris International, Inc.†	471	46,506
Tyson Foods, Inc., Class A†	223	19,191
		211,610
Health Care Equipment & Services — 12.2%
Abbott Laboratories†	222	24,120
AmerisourceBergen Corp.†	129	18,251
Cardinal Health, Inc.	5	261
Centene Corp.*	6	508
Cigna Corp.†	193	50,859
CVS Health Corp.†	799	74,035
DaVita, Inc.†*	62	4,958
DENTSPLY SIRONA, Inc.	70	2,501
Elevance Health, Inc.†	88	42,467
HCA Healthcare, Inc.†	176	29,579
Henry Schein, Inc.*	2	153
Hologic, Inc.†*	93	6,445
Laboratory Corp. of America Holdings†	57	13,359
McKesson Corp.†	92	30,011
Medtronic PLC (Ireland)†	668	59,953
Molina Healthcare, Inc.*	1	280
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quest Diagnostics, Inc.†	73	$ 9,708
Teleflex, Inc.	1	246
UnitedHealth Group, Inc.†	53	27,222
Universal Health Services, Inc., Class B	45	4,532
Zimmer Biomet Holdings, Inc.	2	210
		399,658
Household & Personal Products — 0.3%
Colgate-Palmolive Co.†	11	882
Procter & Gamble Co. (The)†	69	9,921
		10,803
Insurance — 1.5%
Aflac, Inc.	6	332
Aon PLC, Class A (Ireland)†	132	35,598
Arthur J Gallagher & Co.†	13	2,119
Assurant, Inc.	1	173
Chubb Ltd. (Switzerland)	5	983
Marsh & McLennan Cos., Inc.†	7	1,087
Progressive Corp. (The)	5	581
W R Berkley Corp.	62	4,232
Willis Towers Watson PLC (Ireland)	16	3,158
		48,263
Materials — 3.1%
CF Industries Holdings, Inc.†	129	11,059
Dow, Inc.†	235	12,128
Eastman Chemical Co.	1	90
Freeport-McMoRan, Inc.†	888	25,983
International Paper Co.†	243	10,165
LyondellBasell Industries NV, Class A (Netherlands)†	201	17,579
Mosaic Co. (The)	90	4,251
Nucor Corp.†	171	17,854
Sealed Air Corp.	39	2,251
		101,360
Media & Entertainment — 15.7%
Activision Blizzard, Inc.†	397	30,910
Alphabet, Inc., Class A†*	71	154,727
Charter Communications, Inc., Class A†*	103	48,259
Comcast Corp., Class A†	2,404	94,333
Electronic Arts, Inc.	27	3,285
Fox Corp., Class A	337	10,838
Interpublic Group of Cos., Inc. (The)	241	6,635
Meta Platforms, Inc., Class A†*	864	139,320

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Netflix, Inc.†*	42	$ 7,344
News Corp., Class A	360	5,609
Omnicom Group, Inc.†	61	3,880
Paramount Global, Class B	9	222
Take-Two Interactive Software, Inc.*	11	1,348
Twitter, Inc.*	76	2,842
Warner Bros Discovery, Inc.*	407	5,462
		515,014
Pharmaceuticals, Biotechnology & Life Sciences — 15.4%
AbbVie, Inc.†	444	68,003
Amgen, Inc.†	150	36,495
Biogen, Inc.†*	91	18,559
Bristol-Myers Squibb Co.†	123	9,471
Charles River Laboratories International, Inc.*	12	2,568
Danaher Corp.†	69	17,493
Gilead Sciences, Inc.†	771	47,656
Illumina, Inc.*	15	2,765
Incyte Corp.*	21	1,595
Johnson & Johnson†	248	44,022
Merck & Co., Inc.†	714	65,095
Moderna, Inc.†*	247	35,284
Organon & Co.†	8	270
Pfizer, Inc.†	1,511	79,222
Regeneron Pharmaceuticals, Inc.†*	38	22,463
Vertex Pharmaceuticals, Inc.†*	157	44,241
Viatris, Inc.	742	7,769
		502,971
Real Estate — 2.2%
Alexandria Real Estate Equities, Inc., REIT	39	5,656
American Tower Corp., REIT†	43	10,990
AvalonBay Communities, Inc., REIT	2	389
Camden Property Trust, REIT	2	269
CBRE Group, Inc., Class A†*	186	13,691
Crown Castle International Corp., REIT	41	6,904
Equity Residential, REIT	3	217
Extra Space Storage, Inc., REIT	1	170
Healthpeak Properties, Inc., REIT	47	1,218
Mid-America Apartment Communities, Inc., REIT	5	873
Prologis, Inc., REIT†	96	11,294
Public Storage, REIT	3	938
Realty Income Corp., REIT	5	341
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
SBA Communications Corp., REIT	10	$ 3,201
Simon Property Group, Inc., REIT	5	475
UDR, Inc., REIT	4	184
Weyerhaeuser Co., REIT†	457	15,136
		71,946
Retailing — 9.6%
Amazon.com, Inc.†*	1,167	123,947
AutoZone, Inc.†*	8	17,193
Bath & Body Works, Inc.†	166	4,469
Best Buy Co., Inc.†	146	9,518
eBay, Inc.†	360	15,001
Home Depot, Inc. (The)†	176	48,271
LKQ Corp.†	4	196
Lowe's Cos., Inc.†	195	34,061
O'Reilly Automotive, Inc.*	2	1,264
Ross Stores, Inc.†	213	14,959
Target Corp.†	284	40,109
TJX Cos., Inc. (The)	17	949
Ulta Beauty, Inc.†*	12	4,626
		314,563
Semiconductors & Semiconductor Equipment — 7.4%
Applied Materials, Inc.†	527	47,946
Broadcom, Inc.	8	3,887
Intel Corp.	255	9,540
KLA Corp.†	42	13,401
Lam Research Corp.†	50	21,308
Microchip Technology, Inc.	33	1,917
Micron Technology, Inc.†	683	37,756
NXP Semiconductors NV (Netherlands)†	55	8,142
ON Semiconductor Corp.*	100	5,031
Qorvo, Inc.*	67	6,319
QUALCOMM, Inc.†	549	70,129
Skyworks Solutions, Inc.†	100	9,264
SolarEdge Technologies, Inc.*	5	1,368
Teradyne, Inc.	39	3,492
Texas Instruments, Inc.	9	1,383
		240,883
Software & Services — 16.2%
Accenture PLC, Class A (Ireland)†	183	50,810
Adobe, Inc.†*	45	16,473
ANSYS, Inc.*	8	1,914
Autodesk, Inc.*	21	3,611
Automatic Data Processing, Inc.†	7	1,470
Cadence Design Systems, Inc.*	26	3,901

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cognizant Technology Solutions Corp., Class A	49	$ 3,307
DXC Technology Co.*	75	2,273
EPAM Systems, Inc.*	5	1,474
Fiserv, Inc.*	7	623
FleetCor Technologies, Inc.*	1	210
Gartner, Inc.†*	1	242
International Business Machines Corp.†	278	39,251
Intuit, Inc.	3	1,156
Mastercard, Inc., Class A†	93	29,340
Microsoft Corp.†	858	220,360
NortonLifeLock, Inc.	140	3,074
Oracle Corp.†	491	34,306
Paychex, Inc.†	117	13,323
PayPal Holdings, Inc.†*	385	26,888
Roper Technologies, Inc.	10	3,947
Salesforce, Inc.†*	95	15,679
ServiceNow, Inc.†*	19	9,035
Synopsys, Inc.*	14	4,252
VeriSign, Inc.*	28	4,685
Visa, Inc., Class A†	200	39,378
		530,982
Technology Hardware & Equipment — 12.1%
Amphenol Corp., Class A	146	9,400
Apple, Inc.†	1,616	220,940
CDW Corp.	2	315
Cisco Systems, Inc.†	2,325	99,138
Corning, Inc.†	261	8,224
F5, Inc.*	19	2,908
HP, Inc.†	714	23,405
Juniper Networks, Inc.	100	2,850
Keysight Technologies, Inc.*	2	276
NetApp, Inc.†	70	4,567
Seagate Technology Holdings PLC (Ireland)†	53	3,786
TE Connectivity Ltd. (Switzerland)†	35	3,960
Trimble, Inc.*	2	116
Western Digital Corp.†*	101	4,528
Zebra Technologies Corp., Class A†*	33	9,700
		394,113
Telecommunication Services — 1.8%
AT&T, Inc.†	1,236	25,907
Lumen Technologies, Inc.	139	1,516
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
T-Mobile US, Inc.*	18	$ 2,422
Verizon Communications, Inc.†	607	30,805
		60,650
Transportation — 3.6%
CSX Corp.†	550	15,983
Expeditors International of Washington, Inc.†	103	10,039
FedEx Corp.†	106	24,031
Norfolk Southern Corp.	9	2,046
Old Dominion Freight Line, Inc.	1	256
Union Pacific Corp.†	240	51,187
United Parcel Service, Inc., Class B†	71	12,960
		116,502
Utilities — 1.9%
AES Corp. (The)	410	8,614
CenterPoint Energy, Inc.	7	207
DTE Energy Co.	3	380
Exelon Corp.†	600	27,192
NRG Energy, Inc.	149	5,688
Public Service Enterprise Group, Inc.†	304	19,237
		61,318
TOTAL COMMON STOCKS (Cost $4,364,005)		4,593,394

TOTAL LONG POSITIONS - 140.5% (Cost $4,364,005)		4,593,394
SHORT POSITIONS — (42.1)%
COMMON STOCKS — (42.1)%
Automobiles & Components — (0.2)%
Aptiv PLC (Jersey)*	(57)	(5,077)
Banks — (1.9)%
Citizens Financial Group, Inc.	(91)	(3,248)
Comerica, Inc.	(29)	(2,128)
Fifth Third Bancorp	(148)	(4,973)
Huntington Bancshares, Inc.	(310)	(3,729)
KeyCorp.	(201)	(3,463)
M&T Bank Corp.	(28)	(4,463)
Regions Financial Corp.	(200)	(3,750)
Truist Financial Corp.	(287)	(13,612)
US Bancorp	(320)	(14,726)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Banks — (Continued)
Wells Fargo & Co.	(204)	$ (7,991)
Zions Bancorp NA	(35)	(1,782)
		(63,865)
Capital Goods — (4.9)%
Boeing Co. (The)*	(127)	(17,363)
Caterpillar, Inc.	(61)	(10,904)
Cummins, Inc.	(23)	(4,451)
Deere & Co.	(65)	(19,466)
Eaton Corp. PLC (Ireland)	(85)	(10,709)
Fastenal Co.	(124)	(6,190)
Fortune Brands Home & Security, Inc.	(28)	(1,677)
Generac Holdings, Inc.*	(13)	(2,738)
Howmet Aerospace, Inc.	(88)	(2,768)
Huntington Ingalls Industries, Inc.	(9)	(1,960)
IDEX Corp.	(17)	(3,088)
Ingersoll Rand, Inc.	(84)	(3,535)
L3Harris Technologies, Inc.	(41)	(9,910)
PACCAR, Inc.	(74)	(6,093)
Quanta Services, Inc.	(30)	(3,760)
Raytheon Technologies Corp.	(318)	(30,563)
Rockwell Automation, Inc.	(25)	(4,983)
Stanley Black & Decker, Inc.	(33)	(3,460)
TransDigm Group, Inc.*	(12)	(6,440)
United Rentals, Inc.*	(11)	(2,672)
Westinghouse Air Brake Technologies Corp.	(40)	(3,283)
Xylem, Inc.	(39)	(3,049)
		(159,062)
Commercial & Professional Services — (1.2)%
Cintas Corp.	(19)	(7,097)
Jacobs Engineering Group, Inc.	(28)	(3,560)
Leidos Holdings, Inc.	(30)	(3,021)
Republic Services, Inc.	(66)	(8,637)
Rollins, Inc.	(123)	(4,295)
Waste Management, Inc.	(75)	(11,474)
		(38,084)
Consumer Durables & Apparel — (0.7)%
Garmin Ltd. (Switzerland)	(41)	(4,028)
Hasbro, Inc.	(30)	(2,456)
Mohawk Industries, Inc.*	(14)	(1,737)
Newell Brands, Inc.	(88)	(1,676)
NIKE, Inc., Class B	(55)	(5,621)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
NVR, Inc.*	(1)	$ (4,004)
PulteGroup, Inc.	(52)	(2,061)
		(21,583)
Consumer Services — (1.9)%
Booking Holdings, Inc.*	(8)	(13,992)
Caesars Entertainment, Inc.*	(46)	(1,762)
Carnival Corp. (Panama)*	(242)	(2,093)
Chipotle Mexican Grill, Inc.*	(7)	(9,151)
Darden Restaurants, Inc.	(27)	(3,054)
Domino's Pizza, Inc.	(7)	(2,728)
Expedia Group, Inc.*	(33)	(3,129)
Hilton Worldwide Holdings, Inc.	(60)	(6,686)
Las Vegas Sands Corp.*	(165)	(5,542)
Marriott International, Inc., Class A	(70)	(9,521)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(90)	(1,001)
Royal Caribbean Cruises Ltd. (Liberia)*	(55)	(1,920)
Wynn Resorts Ltd.*	(27)	(1,539)
		(62,118)
Diversified Financials — (2.9)%
American Express Co.	(57)	(7,901)
Ameriprise Financial, Inc.	(23)	(5,467)
Capital One Financial Corp.	(11)	(1,146)
Cboe Global Markets, Inc.	(23)	(2,603)
Charles Schwab Corp. (The)	(169)	(10,677)
Discover Financial Services	(59)	(5,580)
FactSet Research Systems, Inc.	(8)	(3,077)
Goldman Sachs Group, Inc. (The)	(23)	(6,831)
MarketAxess Holdings, Inc.	(9)	(2,304)
Morgan Stanley	(183)	(13,919)
MSCI, Inc.	(17)	(7,007)
Northern Trust Corp.	(45)	(4,342)
Raymond James Financial, Inc.	(44)	(3,934)
S&P Global, Inc.	(47)	(15,842)
State Street Corp.	(24)	(1,480)
Synchrony Financial	(108)	(2,983)
		(95,093)
Energy — (0.6)%
Baker Hughes Co.	(20)	(577)
Coterra Energy, Inc.	(173)	(4,462)
Hess Corp.	(66)	(6,992)
Kinder Morgan, Inc.	(479)	(8,028)
		(20,059)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Food & Staples Retailing — (0.3)%
Sysco Corp.	(107)	$ (9,064)
Food, Beverage & Tobacco — (1.9)%
Brown-Forman Corp., Class B	(105)	(7,367)
Conagra Brands, Inc.	(102)	(3,493)
Constellation Brands, Inc., Class A	(41)	(9,555)
Hormel Foods Corp.	(118)	(5,589)
J M Smucker Co. (The)	(23)	(2,944)
Kellogg Co.	(22)	(1,569)
Keurig Dr Pepper, Inc.	(302)	(10,688)
Lamb Weston Holdings, Inc.	(31)	(2,215)
McCormick & Co., Inc., non-voting shares	(58)	(4,829)
Molson Coors Beverage Co., Class B	(46)	(2,507)
Monster Beverage Corp.*	(113)	(10,475)
		(61,231)
Health Care Equipment & Services — (3.5)%
ABIOMED, Inc.*	(11)	(2,723)
Align Technology, Inc.*	(17)	(4,023)
Baxter International, Inc.	(108)	(6,937)
Becton Dickinson and Co.	(61)	(15,038)
Boston Scientific Corp.*	(307)	(11,442)
Cooper Cos., Inc. (The)	(13)	(4,071)
Dexcom, Inc.*	(84)	(6,261)
Edwards Lifesciences Corp.*	(133)	(12,647)
Humana, Inc.	(27)	(12,638)
IDEXX Laboratories, Inc.*	(18)	(6,313)
Intuitive Surgical, Inc.*	(77)	(15,455)
ResMed, Inc.	(32)	(6,708)
STERIS PLC (Ireland)	(22)	(4,535)
Stryker Corp.	(37)	(7,360)
		(116,151)
Household & Personal Products — (0.8)%
Church & Dwight Co., Inc.	(52)	(4,818)
Clorox Co. (The)	(27)	(3,807)
Estee Lauder Cos., Inc. (The), Class A	(29)	(7,385)
Kimberly-Clark Corp.	(72)	(9,731)
		(25,741)
Insurance — (1.9)%
Allstate Corp. (The)	(59)	(7,477)
American International Group, Inc.	(172)	(8,794)
Brown & Brown, Inc.	(60)	(3,500)
Cincinnati Financial Corp.	(35)	(4,164)
Everest Re Group Ltd. (Bermuda)	(9)	(2,523)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Globe Life, Inc.	(22)	$ (2,144)
Hartford Financial Services Group, Inc. (The)	(71)	(4,646)
Lincoln National Corp.	(37)	(1,731)
MetLife, Inc.	(176)	(11,051)
Principal Financial Group, Inc.	(55)	(3,674)
Prudential Financial, Inc.	(81)	(7,750)
Travelers Cos., Inc. (The)	(24)	(4,059)
		(61,513)
Materials — (3.0)%
Air Products and Chemicals, Inc.	(49)	(11,784)
Albemarle Corp.	(26)	(5,434)
Amcor PLC (Jersey)	(319)	(3,965)
Avery Dennison Corp.	(2)	(324)
Ball Corp.	(73)	(5,020)
Celanese Corp.	(23)	(2,705)
Corteva, Inc.	(152)	(8,229)
Ecolab, Inc.	(61)	(9,379)
FMC Corp.	(27)	(2,889)
International Flavors & Fragrances, Inc.	(55)	(6,552)
Linde PLC (Ireland)	(1)	(288)
Martin Marietta Materials, Inc.	(13)	(3,890)
Newmont Corp.	(169)	(10,084)
Packaging Corp. of America	(14)	(1,925)
PPG Industries, Inc.	(50)	(5,717)
Sherwin-Williams Co. (The)	(55)	(12,315)
Vulcan Materials Co.	(29)	(4,121)
Westrock Co.	(55)	(2,191)
		(96,812)
Media & Entertainment — (0.4)%
DISH Network Corp., Class A*	(112)	(2,008)
Live Nation Entertainment, Inc.*	(49)	(4,047)
Match Group, Inc.*	(57)	(3,972)
Walt Disney Co. (The)*	(30)	(2,832)
		(12,859)
Pharmaceuticals, Biotechnology & Life Sciences — (3.6)%
Agilent Technologies, Inc.	(65)	(7,720)
Bio-Rad Laboratories, Inc., Class A*	(7)	(3,465)
Bio-Techne Corp.	(8)	(2,773)
Catalent, Inc.*	(38)	(4,077)
Eli Lilly & Co.	(99)	(32,099)
IQVIA Holdings, Inc.*	(51)	(11,067)
Mettler-Toledo International, Inc.*	(5)	(5,744)
PerkinElmer, Inc.	(24)	(3,413)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Thermo Fisher Scientific, Inc.	(55)	$ (29,880)
Waters Corp.*	(13)	(4,303)
West Pharmaceutical Services, Inc.	(17)	(5,140)
Zoetis, Inc.	(47)	(8,079)
		(117,760)
Real Estate — (1.5)%
Boston Properties, Inc., REIT	(32)	(2,847)
Digital Realty Trust, Inc., REIT	(26)	(3,376)
Duke Realty Corp., REIT	(12)	(659)
Equinix, Inc., REIT	(22)	(14,454)
Host Hotels & Resorts, Inc., REIT	(161)	(2,525)
Iron Mountain, Inc., REIT	(63)	(3,068)
Kimco Realty Corp., REIT	(131)	(2,590)
Regency Centers Corp., REIT	(37)	(2,194)
Ventas, Inc., REIT	(86)	(4,423)
VICI Properties, Inc., REIT	(162)	(4,826)
Vornado Realty Trust, REIT	(42)	(1,201)
Welltower, Inc., REIT	(98)	(8,070)
		(50,233)
Retailing — (1.2)%
Advance Auto Parts, Inc.	(13)	(2,250)
CarMax, Inc.*	(35)	(3,167)
Dollar General Corp.	(49)	(12,027)
Dollar Tree, Inc.*	(46)	(7,169)
Etsy, Inc.*	(29)	(2,123)
Genuine Parts Co.	(30)	(3,990)
Pool Corp.	(8)	(2,810)
Tractor Supply Co.	(23)	(4,458)
		(37,994)
Semiconductors & Semiconductor Equipment — (1.1)%
Advanced Micro Devices, Inc.*	(145)	(11,088)
Analog Devices, Inc.	(111)	(16,216)
Enphase Energy, Inc.*	(29)	(5,662)
Monolithic Power Systems, Inc.	(10)	(3,841)
NVIDIA Corp.	(2)	(303)
		(37,110)
Software & Services — (1.6)%
Akamai Technologies, Inc.*	(35)	(3,196)
Broadridge Financial Solutions, Inc.	(25)	(3,564)
Ceridian HCM Holding, Inc.*	(33)	(1,554)
Citrix Systems, Inc.	(28)	(2,721)
Fidelity National Information Services, Inc.	(132)	(12,100)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fortinet, Inc.*	(170)	$ (9,619)
Global Payments, Inc.	(61)	(6,749)
Jack Henry & Associates, Inc.	(17)	(3,060)
Paycom Software, Inc.*	(13)	(3,641)
PTC, Inc.*	(26)	(2,765)
Tyler Technologies, Inc.*	(10)	(3,325)
		(52,294)
Technology Hardware & Equipment — (0.6)%
Arista Networks, Inc.*	(67)	(6,281)
Hewlett Packard Enterprise Co.	(278)	(3,686)
Motorola Solutions, Inc.	(35)	(7,336)
Teledyne Technologies, Inc.*	(10)	(3,751)
		(21,054)
Transportation — (0.6)%
Alaska Air Group, Inc.*	(27)	(1,081)
American Airlines Group, Inc.*	(139)	(1,763)
CH Robinson Worldwide, Inc.	(28)	(2,838)
Delta Air Lines, Inc.*	(138)	(3,998)
JB Hunt Transport Services, Inc.	(23)	(3,622)
Southwest Airlines Co.*	(127)	(4,587)
United Airlines Holdings, Inc.*	(69)	(2,444)
		(20,333)
Utilities — (5.8)%
Alliant Energy Corp.	(61)	(3,575)
Ameren Corp.	(62)	(5,602)
American Electric Power Co., Inc.	(124)	(11,897)
American Water Works Co., Inc.	(41)	(6,100)
Atmos Energy Corp.	(30)	(3,363)
CMS Energy Corp.	(70)	(4,725)
Consolidated Edison, Inc.	(82)	(7,798)
Constellation Energy Corp.	(69)	(3,951)
Dominion Energy, Inc.	(171)	(13,647)
Duke Energy Corp.	(165)	(17,690)
Edison International	(90)	(5,692)
Entergy Corp.	(50)	(5,632)
Evergy, Inc.	(50)	(3,262)
Eversource Energy	(82)	(6,927)
FirstEnergy Corp.	(136)	(5,221)
NextEra Energy, Inc.	(419)	(32,456)
NiSource, Inc.	(94)	(2,772)
Pinnacle West Capital Corp.	(26)	(1,901)
PPL Corp.	(155)	(4,205)
Sempra Energy	(68)	(10,218)
Southern Co. (The)	(230)	(16,401)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
WEC Energy Group, Inc.	(79)	$ (7,951)
Xcel Energy, Inc.	(133)	(9,411)
		(190,397)
TOTAL COMMON STOCKS (Proceeds $1,437,095)		(1,375,487)

TOTAL SHORT POSITIONS - (42.1)% (Proceeds $1,437,095)		(1,375,487)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		50,667
NET ASSETS - 100.0%		$3,268,574

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM HEDGED PLUS FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 173.2%
COMMON STOCKS — 173.2%
Capital Goods — 6.2%
3M Co.†	985	$ 127,469
A.O. Smith Corp.	274	14,982
Builders FirstSource, Inc.†*	1,958	105,145
Carrier Global Corp.	934	33,307
General Dynamics Corp.†	595	131,644
Lockheed Martin Corp.†	591	254,106
Northrop Grumman Corp.†	44	21,057
Trex Co., Inc.*	2,139	116,404
		804,114
Commercial & Professional Services — 1.8%
Booz Allen Hamilton Holding Corp.	3	271
CACI International, Inc., Class A*	71	20,006
Nielsen Holdings PLC (United Kingdom)	129	2,995
Robert Half International, Inc.†	1,503	112,560
Stantec, Inc. (Canada)	126	5,518
TriNet Group, Inc.*	1,191	92,446
Verisk Analytics, Inc.	2	346
		234,142
Consumer Durables & Apparel — 1.6%
Deckers Outdoor Corp.†*	609	155,508
Tempur Sealy International, Inc.†	1,463	31,264
Under Armour, Inc., Class C*	562	4,260
VF Corp.	270	11,926
Whirlpool Corp.	4	620
		203,578
Consumer Services — 4.5%
Choice Hotels International, Inc.†	668	74,569
Domino's Pizza, Inc.	200	77,942
McDonald's Corp.†	245	60,486
Penn National Gaming, Inc.†*	1,399	42,557
Restaurant Brands International, Inc. (Canada)	1,092	54,764
Service Corp. International†	2,600	179,712
Starbucks Corp.†	354	27,042
Vail Resorts, Inc.	124	27,038
Wyndham Hotels & Resorts, Inc.†	470	30,888
		574,998
Diversified Financials — 8.8%
Berkshire Hathaway, Inc., Class B†*	821	224,149
BlackRock, Inc.†	247	150,433
Coinbase Global, Inc., Class A†*	3,046	143,223
Intercontinental Exchange, Inc.†	2,350	220,994
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Moody's Corp.	23	$ 6,255
Nasdaq, Inc.†	1,025	156,354
T Rowe Price Group, Inc.†	2,060	234,037
		1,135,445
Energy — 13.1%
Baker Hughes Co.	1,026	29,621
Canadian Natural Resources Ltd. (Canada)†	6,558	352,033
Cenovus Energy, Inc. (Canada)	2,663	50,624
Cheniere Energy, Inc.†	911	121,190
Chevron Corp.†	1,476	213,695
Coterra Energy, Inc.†	2,791	71,980
EOG Resources, Inc.	504	55,662
Exxon Mobil Corp.†	1,841	157,663
Imperial Oil Ltd. (Canada)	1,034	48,712
Marathon Oil Corp.	164	3,687
Marathon Petroleum Corp.†	2,087	171,572
Ovintiv, Inc.	925	40,876
Pembina Pipeline Corp. (Canada)†	4,386	155,045
Pioneer Natural Resources Co.	294	65,586
Schlumberger NV (Curacao)	198	7,080
Suncor Energy, Inc. (Canada)†	3,562	124,919
Valero Energy Corp.	238	25,295
		1,695,240
Food & Staples Retailing — 1.9%
Albertsons Cos., Inc., Class A†	2,152	57,501
Kroger Co. (The)	757	35,829
Sysco Corp.	57	4,828
Walmart, Inc.†	1,234	150,030
		248,188
Food, Beverage & Tobacco — 11.5%
Altria Group, Inc.†	3,500	146,195
Archer-Daniels-Midland Co.†	1,420	110,192
Bunge Ltd. (Bermuda)†	2,082	188,817
Campbell Soup Co.	578	27,773
Coca-Cola Co. (The)†	2,895	182,124
General Mills, Inc.†	1,938	146,222
Hershey Co. (The)†	326	70,142
Hormel Foods Corp.	54	2,557
Kellogg Co.	289	20,617
Kraft Heinz Co. (The)†	874	33,334
PepsiCo, Inc.†	36	6,000
Philip Morris International, Inc.†	1,564	154,429
Pilgrim's Pride Corp.*	3,956	123,546

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Sanderson Farms, Inc.	143	$ 30,821
Tyson Foods, Inc., Class A†	2,791	240,194
		1,482,963
Health Care Equipment & Services — 13.2%
Abbott Laboratories†	675	73,339
AmerisourceBergen Corp.†	897	126,908
Cigna Corp.	181	47,697
CVS Health Corp.†	1,759	162,989
DaVita, Inc.*	443	35,422
DENTSPLY SIRONA, Inc.	82	2,930
Elevance Health, Inc.†	127	61,288
Hologic, Inc.†*	3,065	212,404
Laboratory Corp. of America Holdings†	873	204,596
Masimo Corp.†*	408	53,313
McKesson Corp.†	779	254,118
Medtronic PLC (Ireland)	1,350	121,162
Quest Diagnostics, Inc.†	2,173	288,966
UnitedHealth Group, Inc.	104	53,417
		1,698,549
Household & Personal Products — 0.6%
Colgate-Palmolive Co.†	335	26,847
Procter & Gamble Co. (The)†	314	45,150
		71,997
Insurance — 1.6%
Aon PLC, Class A (Ireland)†	405	109,221
Arthur J Gallagher & Co.†	572	93,259
Brown & Brown, Inc.†	54	3,150
		205,630
Materials — 5.2%
Ashland Global Holdings, Inc.	517	53,277
Barrick Gold Corp. (Canada)†	4,804	84,983
CF Industries Holdings, Inc.†	2,050	175,746
Huntsman Corp.	1,806	51,200
International Paper Co.	2,232	93,365
Nucor Corp.	134	13,991
Nutrien Ltd. (Canada)†	1,789	142,565
Olin Corp.	56	2,592
West Fraser Timber Co. Ltd. (Canada)	782	60,003
		677,722
Media & Entertainment — 21.7%
Activision Blizzard, Inc.†	7,474	581,926
Alphabet, Inc., Class A†*	187	407,522
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Altice USA, Inc., Class A†*	17,011	$ 157,352
Cable One, Inc.	33	42,548
Charter Communications, Inc., Class A†*	769	360,300
Comcast Corp., Class A†	6,373	250,076
Electronic Arts, Inc.†	79	9,610
Meta Platforms, Inc., Class A†*	3,092	498,585
Netflix, Inc.†*	578	101,075
New York Times Co. (The), Class A	2,718	75,832
News Corp., Class A	1,973	30,739
Pinterest, Inc., Class A†*	11,327	205,698
Shaw Communications, Inc., Class B (Canada)†	1,525	44,926
Take-Two Interactive Software, Inc.†*	145	17,767
TEGNA, Inc.	949	19,900
Warner Music Group Corp., Class A	2	49
		2,803,905
Pharmaceuticals, Biotechnology & Life Sciences — 23.3%
AbbVie, Inc.†	998	152,854
Amgen, Inc.	221	53,769
Biogen, Inc.†*	1,176	239,834
Bristol-Myers Squibb Co.†	2,248	173,096
Danaher Corp.†	203	51,465
Gilead Sciences, Inc.†	3,801	234,940
Illumina, Inc.†*	44	8,112
Johnson & Johnson†	861	152,836
Merck & Co., Inc.†	3,867	352,554
Moderna, Inc.†*	4,286	612,255
Pfizer, Inc.†	7,334	384,522
QIAGEN NV (Netherlands)†*	2,796	131,971
Regeneron Pharmaceuticals, Inc.†*	279	164,925
Vertex Pharmaceuticals, Inc.†*	1,027	289,398
		3,002,531
Real Estate — 0.3%
American Campus Communities, Inc., REIT	8	518
Jones Lang LaSalle, Inc.*	107	18,710
Weyerhaeuser Co., REIT†	507	16,792
		36,020
Retailing — 10.8%
Amazon.com, Inc.†*	2,887	306,628
AutoNation, Inc.*	2	224
AutoZone, Inc.†*	59	126,798
Bath & Body Works, Inc.	3,282	88,351
Best Buy Co., Inc.†	93	6,063

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
eBay, Inc.†	8,583	$ 357,654
Home Depot, Inc. (The)†	350	95,995
Lowe's Cos., Inc.†	535	93,448
Macy's, Inc.	5,647	103,453
Murphy USA, Inc.	463	107,819
O'Reilly Automotive, Inc.*	11	6,949
RH*	1	212
Ross Stores, Inc.	482	33,851
Target Corp.†	426	60,164
Williams-Sonoma, Inc.	12	1,331
		1,388,940
Semiconductors & Semiconductor Equipment — 5.6%
Applied Materials, Inc.	185	16,831
Micron Technology, Inc.	393	21,725
MKS Instruments, Inc.	394	40,436
Qorvo, Inc.†*	1,676	158,081
QUALCOMM, Inc.	769	98,232
Skyworks Solutions, Inc.†	3,602	333,689
Synaptics, Inc.*	504	59,497
		728,491
Software & Services — 17.9%
Accenture PLC, Class A (Ireland)†	396	109,949
Amdocs Ltd. (Guernsey)	534	44,488
Automatic Data Processing, Inc.†	60	12,602
CDK Global, Inc.	2,717	148,810
CGI, Inc. (Canada)†*	843	67,153
International Business Machines Corp.†	517	72,995
Mastercard, Inc., Class A†	274	86,442
Microsoft Corp.†	2,095	538,059
NortonLifeLock, Inc.	87	1,911
Open Text Corp. (Canada)†	2,066	78,177
Oracle Corp.	1,561	109,067
Paychex, Inc.	251	28,581
PayPal Holdings, Inc.†*	4,811	336,000
Roper Technologies, Inc.†	30	11,840
SS&C Technologies Holdings, Inc.†	3,589	208,413
VeriSign, Inc.*	488	81,657
Visa, Inc., Class A†	591	116,362
Western Union Co. (The)	1,700	27,999
Zoom Video Communications, Inc., Class A†*	2,147	231,812
		2,312,317
Technology Hardware & Equipment — 10.9%
Apple, Inc.†	4,115	562,603
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cisco Systems, Inc.†	5,636	$ 240,319
Dell Technologies, Inc., Class C†	3,233	149,397
F5, Inc.*	15	2,296
HP, Inc.†	2,557	83,818
IPG Photonics Corp.†*	2,173	204,544
NetApp, Inc.	19	1,240
Zebra Technologies Corp., Class A†*	538	158,145
		1,402,362
Telecommunication Services — 3.2%
AT&T, Inc.†	2,481	52,002
BCE, Inc. (Canada)†	3,488	171,540
Rogers Communications, Inc., Class B (Canada)†	1,225	58,677
Verizon Communications, Inc.†	2,559	129,869
		412,088
Transportation — 4.1%
Expeditors International of Washington, Inc.†	3,128	304,855
FedEx Corp.†	540	122,424
Southwest Airlines Co.*	145	5,237
Union Pacific Corp.	419	89,364
XPO Logistics, Inc.*	97	4,672
		526,552
Utilities — 5.4%
DTE Energy Co.†	720	91,260
Exelon Corp.†	7,568	342,982
NRG Energy, Inc.†	4,030	153,825
Public Service Enterprise Group, Inc.	1,625	102,830
		690,897
TOTAL COMMON STOCKS (Cost $22,505,500)		22,336,669

TOTAL LONG POSITIONS - 173.2% (Cost $22,505,500)		22,336,669
SHORT POSITIONS — (74.6)%
COMMON STOCKS — (74.6)%
Automobiles & Components — (0.5)%
Aptiv PLC (Jersey)*	(143)	(12,737)
Lear Corp.	(280)	(35,249)
QuantumScape Corp.*	(1,278)	(10,978)
		(58,964)

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Banks — (7.2)%
Bank OZK	(736)	$ (27,622)
Citizens Financial Group, Inc.	(1,243)	(44,363)
Comerica, Inc.	(375)	(27,517)
Commerce Bancshares, Inc.	(880)	(57,772)
East West Bancorp, Inc.	(656)	(42,509)
Fifth Third Bancorp	(425)	(14,280)
First Financial Bankshares, Inc.	(745)	(29,256)
Glacier Bancorp, Inc.	(1,261)	(59,796)
M&T Bank Corp.	(376)	(59,931)
Pinnacle Financial Partners, Inc.	(493)	(35,649)
Prosperity Bancshares, Inc.	(946)	(64,583)
Regions Financial Corp.	(5,997)	(112,444)
SouthState Corp.	(673)	(51,922)
Synovus Financial Corp.	(2,555)	(92,108)
United Bankshares, Inc.	(1,170)	(41,032)
Valley National Bancorp	(5,900)	(61,419)
Wells Fargo & Co.	(504)	(19,742)
Wintrust Financial Corp.	(263)	(21,079)
Zions Bancorp NA	(1,343)	(68,359)
		(931,383)
Capital Goods — (10.4)%
Advanced Drainage Systems, Inc.	(711)	(64,040)
AGCO Corp.	(1,734)	(171,146)
Axon Enterprise, Inc.*	(18)	(1,677)
AZEK Co., Inc. (The)*	(447)	(7,483)
Ballard Power Systems, Inc. (Canada)*	(363)	(2,287)
Bloom Energy Corp., Class A*	(729)	(12,028)
Boeing Co. (The)*	(1,218)	(166,525)
BWX Technologies, Inc.	(241)	(13,277)
CAE, Inc. (Canada)*	(701)	(17,259)
ChargePoint Holdings, Inc.*	(992)	(13,580)
Chart Industries, Inc.*	(91)	(15,232)
Core & Main, Inc., Class A*	(18)	(401)
Crane Holdings Co.	(95)	(8,318)
FuelCell Energy, Inc.*	(891)	(3,341)
Huntington Ingalls Industries, Inc.	(6)	(1,307)
MasTec, Inc.*	(2,372)	(169,978)
MDU Resources Group, Inc.	(3,327)	(89,796)
Mercury Systems, Inc.*	(576)	(37,054)
PACCAR, Inc.	(22)	(1,811)
Plug Power, Inc.*	(1,014)	(16,802)
Quanta Services, Inc.	(40)	(5,014)
RBC Bearings, Inc.*	(471)	(87,111)
Regal Rexnord Corp.	(559)	(63,458)
Stanley Black & Decker, Inc.	(140)	(14,680)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sunrun, Inc.*	(573)	$ (13,385)
TransDigm Group, Inc.*	(55)	(29,517)
UFP Industries, Inc.	(8)	(545)
Valmont Industries, Inc.	(238)	(53,462)
Virgin Galactic Holdings, Inc.*	(984)	(5,924)
Watsco, Inc.	(31)	(7,403)
WESCO International, Inc.*	(1,163)	(124,557)
WillScot Mobile Mini Holdings Corp.*	(1,276)	(41,368)
Woodward, Inc.	(799)	(73,900)
		(1,333,666)
Commercial & Professional Services — (1.3)%
Clean Harbors, Inc.*	(1,143)	(100,207)
Driven Brands Holdings, Inc.*	(227)	(6,252)
Dun & Bradstreet Holdings, Inc.*	(11)	(165)
GFL Environmental, Inc. (Canada)	(2,313)	(59,675)
		(166,299)
Consumer Durables & Apparel — (3.3)%
Brunswick Corp.	(1,613)	(105,458)
Peloton Interactive, Inc., Class A*	(1,910)	(17,534)
Polaris, Inc.	(2,063)	(204,815)
Skechers USA, Inc., Class A*	(2,718)	(96,706)
		(424,513)
Consumer Services — (1.8)%
ADT, Inc.	(8,427)	(51,826)
Aramark	(2,662)	(81,537)
Carnival Corp. (Panama)*	(1,502)	(12,992)
Churchill Downs, Inc.	(4)	(766)
DraftKings, Inc., Class A*	(1,087)	(12,685)
Light & Wonder, Inc.*	(187)	(8,787)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,987)	(22,096)
Planet Fitness, Inc., Class A*	(408)	(27,748)
Royal Caribbean Cruises Ltd. (Liberia)*	(303)	(10,578)
		(229,015)
Diversified Financials — (4.1)%
Ally Financial, Inc.	(331)	(11,092)
Ameriprise Financial, Inc.	(14)	(3,328)
Apollo Global Management, Inc.	(300)	(14,544)
Blackstone, Inc.	(680)	(62,036)
Charles Schwab Corp. (The)	(85)	(5,370)
Credit Acceptance Corp.*	(28)	(13,256)
Discover Financial Services	(1,413)	(133,642)
Equitable Holdings, Inc.	(20)	(521)

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
OneMain Holdings, Inc.	(215)	$ (8,037)
Raymond James Financial, Inc.	(13)	(1,162)
Robinhood Markets, Inc., Class A*	(16,905)	(138,959)
SLM Corp.	(3,533)	(56,316)
Stifel Financial Corp.	(1,211)	(67,840)
Voya Financial, Inc.	(221)	(13,156)
		(529,259)
Energy — (5.3)%
Antero Midstream Corp.	(1,954)	(17,684)
Chesapeake Energy Corp.	(235)	(19,058)
Civitas Resources, Inc.	(2,509)	(131,196)
Continental Resources, Inc.	(2,646)	(172,916)
Helmerich & Payne, Inc.	(14)	(603)
HF Sinclair Corp.	(3,373)	(152,325)
New Fortress Energy, Inc.	(1,708)	(67,585)
NOV, Inc.	(116)	(1,961)
Range Resources Corp.*	(1,849)	(45,763)
Southwestern Energy Co.*	(11,292)	(70,575)
		(679,666)
Food & Staples Retailing — (0.0)%
Casey's General Stores, Inc.	(15)	(2,775)
Food, Beverage & Tobacco — (0.4)%
Celsius Holdings, Inc.*	(320)	(20,883)
Freshpet, Inc.*	(66)	(3,425)
Ingredion, Inc.	(265)	(23,363)
		(47,671)
Health Care Equipment & Services — (2.3)%
ABIOMED, Inc.*	(112)	(27,721)
Acadia Healthcare Co., Inc.*	(778)	(52,616)
agilon health, Inc.*	(45)	(982)
Boston Scientific Corp.*	(32)	(1,193)
HealthEquity, Inc.*	(84)	(5,157)
Inspire Medical Systems, Inc.*	(134)	(24,478)
Insulet Corp.*	(502)	(109,406)
iRhythm Technologies, Inc.*	(72)	(7,778)
Nevro Corp.*	(101)	(4,427)
Novocure Ltd. (Jersey)*	(197)	(13,691)
Oak Street Health, Inc.*	(684)	(11,245)
Option Care Health, Inc.*	(59)	(1,640)
Schrodinger, Inc.*	(195)	(5,150)
Shockwave Medical, Inc.*	(180)	(34,410)
		(299,894)
Insurance — (3.4)%
American International Group, Inc.	(129)	(6,596)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Cincinnati Financial Corp.	(106)	$ (12,612)
Globe Life, Inc.	(78)	(7,602)
Hartford Financial Services Group, Inc. (The)	(277)	(18,124)
Lincoln National Corp.	(2,587)	(120,994)
MetLife, Inc.	(561)	(35,225)
Old Republic International Corp.	(650)	(14,534)
Principal Financial Group, Inc.	(513)	(34,263)
Prudential Financial, Inc.	(888)	(84,964)
Reinsurance Group of America, Inc.	(606)	(71,078)
RenaissanceRe Holdings Ltd. (Bermuda)	(132)	(20,641)
Selective Insurance Group, Inc.	(153)	(13,302)
		(439,935)
Materials — (6.6)%
Agnico Eagle Mines Ltd. (Canada)	(2,513)	(114,995)
Albemarle Corp.	(343)	(71,680)
Element Solutions, Inc.	(1,719)	(30,598)
Franco-Nevada Corp. (Canada)	(11)	(1,448)
Graphic Packaging Holding Co.	(6,268)	(128,494)
Kinross Gold Corp. (Canada)	(43,412)	(155,415)
Livent Corp.*	(419)	(9,507)
Martin Marietta Materials, Inc.	(282)	(84,386)
MP Materials Corp.*	(70)	(2,246)
Scotts Miracle-Gro Co. (The)	(969)	(76,541)
Sonoco Products Co.	(857)	(48,883)
Vulcan Materials Co.	(171)	(24,299)
Wheaton Precious Metals Corp. (Canada)	(2,877)	(103,658)
		(852,150)
Media & Entertainment — (0.1)%
Angi, Inc.*	(3,553)	(16,273)
Live Nation Entertainment, Inc.*	(19)	(1,569)
		(17,842)
Pharmaceuticals, Biotechnology & Life Sciences — (12.3)%
10X Genomics, Inc., Class A*	(927)	(41,947)
ACADIA Pharmaceuticals, Inc.*	(1,383)	(19,486)
Adaptive Biotechnologies Corp.*	(179)	(1,448)
Agios Pharmaceuticals, Inc.*	(160)	(3,547)
Alkermes PLC (Ireland)*	(1,223)	(36,433)
Allakos, Inc.*	(835)	(2,614)
Allogene Therapeutics, Inc.*	(1,358)	(15,481)
Alnylam Pharmaceuticals, Inc.*	(1,084)	(158,101)
Amicus Therapeutics, Inc.*	(1,638)	(17,592)
Apellis Pharmaceuticals, Inc.*	(1,788)	(80,853)

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Arrowhead Pharmaceuticals, Inc.*	(980)	$ (34,506)
Beam Therapeutics, Inc.*	(340)	(13,161)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(311)	(45,316)
BioMarin Pharmaceutical, Inc.*	(2,692)	(223,086)
Bluebird Bio, Inc.*	(748)	(3,097)
Blueprint Medicines Corp.*	(1,186)	(59,905)
Bridgebio Pharma, Inc.*	(1,963)	(17,824)
Catalent, Inc.*	(18)	(1,931)
Cerevel Therapeutics Holdings, Inc.*	(39)	(1,031)
ChemoCentryx, Inc.*	(491)	(12,167)
Denali Therapeutics, Inc.*	(27)	(795)
Exact Sciences Corp.*	(2,283)	(89,927)
Fate Therapeutics, Inc.*	(89)	(2,205)
FibroGen, Inc.*	(878)	(9,272)
Global Blood Therapeutics, Inc.*	(561)	(17,924)
Intellia Therapeutics, Inc.*	(1,253)	(64,855)
Intra-Cellular Therapies, Inc.*	(825)	(47,091)
Iovance Biotherapeutics, Inc.*	(827)	(9,130)
Kodiak Sciences, Inc.*	(448)	(3,423)
Mirati Therapeutics, Inc.*	(381)	(25,577)
Natera, Inc.*	(1,085)	(38,452)
Nektar Therapeutics*	(1,344)	(5,107)
NeoGenomics, Inc.*	(484)	(3,945)
Neurocrine Biosciences, Inc.*	(677)	(65,994)
PTC Therapeutics, Inc.*	(593)	(23,756)
Reata Pharmaceuticals, Inc., Class A*	(158)	(4,802)
Sarepta Therapeutics, Inc.*	(2,496)	(187,100)
Seagen, Inc.*	(440)	(77,854)
Sotera Health Co.*	(1,279)	(25,056)
TG Therapeutics, Inc.*	(179)	(761)
Turning Point Therapeutics, Inc.*	(286)	(21,521)
Ultragenyx Pharmaceutical, Inc.*	(1,295)	(77,260)
		(1,591,333)
Real Estate — (0.5)%
Brixmor Property Group, Inc., REIT	(2,993)	(60,489)
Equinix, Inc., REIT	(2)	(1,314)
Omega Healthcare Investors, Inc., REIT	(5)	(144)
VICI Properties, Inc., REIT	(85)	(2,532)
		(64,479)
Retailing — (3.2)%
Advance Auto Parts, Inc.	(6)	(1,039)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
CarMax, Inc.*	(515)	$ (46,597)
Carvana Co.*	(474)	(10,703)
Floor & Decor Holdings, Inc., Class A*	(631)	(39,728)
Kohl's Corp.	(2,992)	(106,785)
Lithia Motors, Inc.	(472)	(129,710)
Petco Health & Wellness Co., Inc.*	(1,941)	(28,610)
Tractor Supply Co.	(198)	(38,382)
Vroom, Inc.*	(985)	(1,231)
Wayfair, Inc., Class A*	(284)	(12,371)
		(415,156)
Semiconductors & Semiconductor Equipment — (2.8)%
Entegris, Inc.	(347)	(31,969)
First Solar, Inc.*	(2,385)	(162,490)
Lattice Semiconductor Corp.*	(97)	(4,705)
Marvell Technology, Inc.	(91)	(3,961)
Monolithic Power Systems, Inc.	(69)	(26,499)
Wolfspeed, Inc.*	(1,981)	(125,694)
		(355,318)
Software & Services — (3.7)%
Altair Engineering, Inc., Class A*	(18)	(945)
Appfolio, Inc., Class A*	(339)	(30,727)
Bill.com Holdings, Inc.*	(25)	(2,749)
BlackBerry Ltd. (Canada)*	(20,775)	(111,977)
Block, Inc.*	(1,086)	(66,746)
Confluent, Inc., Class A*	(1,784)	(41,460)
DigitalOcean Holdings, Inc.*	(75)	(3,102)
Fortinet, Inc.*	(493)	(27,894)
LiveRamp Holdings, Inc.*	(164)	(4,233)
Mandiant, Inc.*	(570)	(12,437)
Marqeta, Inc., Class A*	(5,677)	(46,041)
Monday.com Ltd. (Israel)*	(2)	(206)
MongoDB, Inc.*	(6)	(1,557)
Nutanix, Inc., Class A*	(2,264)	(33,122)
Smartsheet, Inc., Class A*	(277)	(8,706)
Splunk, Inc.*	(394)	(34,853)
Tenable Holdings, Inc.*	(1,164)	(52,857)
		(479,612)
Technology Hardware & Equipment — (1.1)%
II-VI, Inc.*	(250)	(12,737)
National Instruments Corp.	(23)	(718)
TD SYNNEX Corp.	(1,257)	(114,513)
Ubiquiti, Inc.	(65)	(16,134)
		(144,102)

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Telecommunication Services — (0.8)%
Frontier Communications Parent, Inc.*	(4,456)	$ (104,894)
Transportation — (1.1)%
Canadian Pacific Railway Ltd. (Canada)	(1,118)	(78,081)
Hertz Global Holdings, Inc.*	(55)	(914)
JB Hunt Transport Services, Inc.	(129)	(20,314)
TFI International, Inc. (Canada)	(160)	(12,845)
Uber Technologies, Inc.*	(1,275)	(26,086)
		(138,240)
Utilities — (2.4)%
Avangrid, Inc.	(1,737)	(80,110)
Black Hills Corp.	(15)	(1,092)
Brookfield Renewable Corp., Class A (Canada)	(2,865)	(102,023)
Essential Utilities, Inc.	(188)	(8,620)
Evergy, Inc.	(125)	(8,156)
IDACORP, Inc.	(44)	(4,660)
NextEra Energy, Inc.	(887)	(68,707)
Ormat Technologies, Inc.	(35)	(2,742)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Pinnacle West Capital Corp.	(75)	$ (5,484)
Southwest Gas Holdings, Inc.	(381)	(33,178)
		(314,772)
TOTAL COMMON STOCKS (Proceeds $12,582,441)		(9,620,938)

TOTAL SHORT POSITIONS - (74.6)% (Proceeds $12,582,441)		(9,620,938)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		179,209
NET ASSETS - 100.0%		$12,894,940

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 86.7%
Automobiles & Components — 1.0%
Rivian Automotive, Inc., Class A(a)*	1,947	$ 50,116
Thor Industries, Inc.(a)	967	72,264
		122,380
Capital Goods — 5.6%
Advanced Drainage Systems, Inc.(a)	195	17,564
Atkore, Inc.*	351	29,136
Builders FirstSource, Inc.(a)*	2,091	112,287
Carlisle Cos., Inc.(a)	137	32,689
Carrier Global Corp.(a)	809	28,849
Caterpillar, Inc.	4	715
Fortive Corp.	210	11,420
General Dynamics Corp.(a)	447	98,899
Hubbell, Inc.(a)	161	28,751
Ingersoll Rand, Inc.(a)	1,057	44,478
MSC Industrial Direct Co., Inc., Class A	27	2,028
Owens Corning(a)	709	52,686
Parker-Hannifin Corp.	82	20,176
Simpson Manufacturing Co., Inc.	24	2,415
Textron, Inc.(a)	611	37,314
Trex Co., Inc.(a)*	2,840	154,553
WW Grainger, Inc.	8	3,635
		677,595
Commercial & Professional Services — 2.0%
Booz Allen Hamilton Holding Corp.(a)	268	24,216
Cintas Corp.(a)	74	27,641
Copart, Inc.(a)*	495	53,787
Insperity, Inc.(a)	161	16,073
ManpowerGroup, Inc.	212	16,199
Robert Half International, Inc.(a)	232	17,374
TransUnion(a)	230	18,398
TriNet Group, Inc.(a)*	457	35,472
Waste Management, Inc.(a)	172	26,313
		235,473
Consumer Durables & Apparel — 0.4%
Leggett & Platt, Inc.	179	6,190
Levi Strauss & Co., Class A	233	3,803
Under Armour, Inc., Class C*	4,409	33,420
VF Corp.	131	5,786
		49,199
Consumer Services — 3.0%
Airbnb, Inc., Class A(a)*	771	68,681
Chipotle Mexican Grill, Inc.(a)*	53	69,285
Choice Hotels International, Inc.	3	335
Hyatt Hotels Corp., Class A*	113	8,352
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marriott International, Inc., Class A	3	$ 408
MGM Resorts International(a)	3,556	102,946
Texas Roadhouse, Inc.	10	732
Vail Resorts, Inc.(a)	405	88,310
Wyndham Hotels & Resorts, Inc.(a)	331	21,753
		360,802
Energy — 7.1%
Baker Hughes Co.	132	3,811
Cameco Corp. (Canada)	34	715
Canadian Natural Resources Ltd. (Canada)	574	30,812
Cenovus Energy, Inc. (Canada)	7,123	135,408
Cheniere Energy, Inc.	932	123,984
Chevron Corp.(a)	1,414	204,719
Crescent Point Energy Corp. (Canada)	1,296	9,228
CVR Energy, Inc.(a)	497	16,650
Diamondback Energy, Inc.(a)	151	18,294
DT Midstream, Inc.	12	588
Enbridge, Inc. (Canada)	373	15,763
Exxon Mobil Corp.	432	36,996
Imperial Oil Ltd. (Canada)	501	23,602
Marathon Petroleum Corp.(a)	767	63,055
Occidental Petroleum Corp.(a)	1,465	86,259
Phillips 66	90	7,379
Pioneer Natural Resources Co.(a)	151	33,685
Suncor Energy, Inc. (Canada)	554	19,429
Valaris Ltd. (Bermuda)*	51	2,154
Valero Energy Corp.	189	20,087
Williams Cos., Inc. (The)	95	2,965
		855,583
Food & Staples Retailing — 0.2%
Kroger Co. (The)	475	22,482
Food, Beverage & Tobacco — 2.3%
Altria Group, Inc.(a)	3,727	155,677
Archer-Daniels-Midland Co.	502	38,955
Bunge Ltd. (Bermuda)	118	10,701
Pilgrim's Pride Corp.(a)*	881	27,514
Post Holdings, Inc.(a)*	445	36,646
Tyson Foods, Inc., Class A(a)	67	5,766
		275,259
Health Care Equipment & Services — 3.8%
Abbott Laboratories(a)	936	101,696
Change Healthcare, Inc.*	306	7,056
Chemed Corp.(a)	19	8,918

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cooper Cos., Inc. (The)(a)	130	$ 40,706
Henry Schein, Inc.(a)*	301	23,099
Hologic, Inc.(a)*	703	48,718
Lantheus Holdings, Inc.(a)*	1,316	86,896
McKesson Corp.(a)	112	36,536
Medtronic PLC (Ireland)	216	19,386
Stryker Corp.(a)	82	16,312
Zimmer Biomet Holdings, Inc.(a)	614	64,507
		453,830
Materials — 11.4%
Ashland Global Holdings, Inc.(a)	739	76,154
Avient Corp.	79	3,166
Barrick Gold Corp. (Canada)	4,512	79,817
Celanese Corp.	208	24,463
CF Industries Holdings, Inc.(a)	1,906	163,401
Chemours Co. (The)	151	4,835
Dow, Inc.(a)	2,162	111,581
Eagle Materials, Inc.	236	25,946
Freeport-McMoRan, Inc.	501	14,659
Ginkgo Bioworks Holdings, Inc.*	3,532	8,406
Huntsman Corp.	298	8,448
International Flavors & Fragrances, Inc.(a)	191	22,752
Linde PLC (Ireland)	274	78,783
Louisiana-Pacific Corp.(a)	1,573	82,441
LyondellBasell Industries NV, Class A (Netherlands)	401	35,071
Methanex Corp. (Canada)	20	765
Mosaic Co. (The)(a)	725	34,242
Nucor Corp.(a)	476	49,699
Nutrien Ltd. (Canada)	1,746	139,139
Olin Corp.(a)	1,337	61,876
Reliance Steel & Aluminum Co.(a)	332	56,394
Royal Gold, Inc.(a)	182	19,434
Southern Copper Corp.(a)	906	45,128
SSR Mining, Inc. (Canada)	566	9,452
Steel Dynamics, Inc.(a)	585	38,698
Teck Resources Ltd., Class B (Canada)	2,803	85,688
United States Steel Corp.(a)	2,422	43,378
West Fraser Timber Co. Ltd. (Canada)	341	26,165
Westrock Co.	297	11,833
Yamana Gold, Inc. (Canada)	251	1,167
		1,362,981
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — 3.5%
Electronic Arts, Inc.	596	$ 72,504
Madison Square Garden Sports Corp.*	66	9,966
Meta Platforms, Inc., Class A(a)*	1,384	223,170
New York Times Co. (The), Class A	127	3,543
News Corp., Class A	98	1,527
Omnicom Group, Inc.	138	8,778
Pinterest, Inc., Class A(a)*	3,701	67,210
TEGNA, Inc.	94	1,971
Warner Bros Discovery, Inc.(a)*	2,103	28,222
		416,891
Pharmaceuticals, Biotechnology & Life Sciences — 2.9%
Azenta, Inc.(a)	303	21,846
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	32	4,663
Exelixis, Inc.(a)*	554	11,534
Horizon Therapeutics PLC (Ireland)*	66	5,264
Ionis Pharmaceuticals, Inc.(a)*	805	29,801
Maravai LifeSciences Holdings, Inc., Class A(a)*	2,212	62,843
Mettler-Toledo International, Inc.*	4	4,595
Perrigo Co. PLC (Ireland)	1,716	69,618
QIAGEN NV (Netherlands)*	249	11,753
Regeneron Pharmaceuticals, Inc.(a)*	184	108,768
Sarepta Therapeutics, Inc.*	2	150
Viatris, Inc.	1,032	10,805
Vir Biotechnology, Inc.*	48	1,223
		342,863
Retailing — 5.4%
Asbury Automotive Group, Inc.(a)*	125	21,167
Bath & Body Works, Inc.(a)	2,440	65,685
Dillard's, Inc., Class A(a)	99	21,836
eBay, Inc.(a)	604	25,169
Lowe's Cos., Inc.(a)	363	63,405
Macy's, Inc.	88	1,612
Murphy USA, Inc.(a)	684	159,283
Nordstrom, Inc.(a)	4,199	88,725
Penske Automotive Group, Inc.	17	1,780
TJX Cos., Inc. (The)(a)	2,083	116,336
Ulta Beauty, Inc.(a)*	200	77,096
Williams-Sonoma, Inc.	17	1,886
		643,980
Semiconductors & Semiconductor Equipment — 15.6%
Analog Devices, Inc.(a)	606	88,531
Broadcom, Inc.(a)	444	215,700

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Cirrus Logic, Inc.(a)*	279	$ 20,239
Diodes, Inc.*	25	1,614
Lattice Semiconductor Corp.(a)*	104	5,044
Marvell Technology, Inc.(a)	1,543	67,167
Microchip Technology, Inc.(a)	2,929	170,116
Micron Technology, Inc.(a)	3,913	216,311
Monolithic Power Systems, Inc.	47	18,050
NVIDIA Corp.(a)	1,144	173,419
NXP Semiconductors NV (Netherlands)	620	91,779
ON Semiconductor Corp.(a)*	2,286	115,009
Onto Innovation, Inc.*	60	4,184
Power Integrations, Inc.(a)	750	56,257
QUALCOMM, Inc.(a)	1,612	205,917
Semtech Corp.(a)*	849	46,669
Silicon Laboratories, Inc.(a)*	787	110,353
Synaptics, Inc.(a)*	1,018	120,175
Teradyne, Inc.(a)	778	69,670
Texas Instruments, Inc.(a)	359	55,160
Universal Display Corp.	132	13,350
		1,864,714
Software & Services — 14.6%
Accenture PLC, Class A (Ireland)	276	76,631
Adobe, Inc.(a)*	270	98,836
Affirm Holdings, Inc.(a)*	3,255	58,785
AppLovin Corp., Class A*	696	23,970
Autodesk, Inc.(a)*	1,258	216,326
Ceridian HCM Holding, Inc.(a)*	1,748	82,296
Descartes Systems Group, Inc. (The) (Canada)*	172	10,674
Euronet Worldwide, Inc.*	34	3,420
Gitlab, Inc., Class A*	25	1,329
Intuit, Inc.(a)	438	168,823
Mastercard, Inc., Class A(a)	457	144,174
Paychex, Inc.(a)	1,044	118,880
Paycom Software, Inc.(a)*	249	69,750
PayPal Holdings, Inc.(a)*	2,967	207,215
Pegasystems, Inc.	34	1,627
PTC, Inc.(a)*	376	39,984
Roper Technologies, Inc.(a)	414	163,385
Salesforce, Inc.*	8	1,320
Synopsys, Inc.(a)*	550	167,035
TELUS International CDA, Inc. (Canada)*	12	301
Trade Desk, Inc. (The), Class A(a)*	793	33,219
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Tyler Technologies, Inc.(a)*	108	$ 35,908
Western Union Co. (The)(a)	725	11,941
WEX, Inc.(a)*	99	15,401
		1,751,230
Technology Hardware & Equipment — 2.2%
Amphenol Corp., Class A(a)	285	18,348
Avnet, Inc.	192	8,233
Corning, Inc.(a)	691	21,773
IPG Photonics Corp.*	28	2,636
Jabil, Inc.(a)	427	21,867
Juniper Networks, Inc.(a)	337	9,604
Pure Storage, Inc., Class A(a)*	1,702	43,758
Trimble, Inc.*	233	13,568
Western Digital Corp.(a)*	2,302	103,199
Zebra Technologies Corp., Class A(a)*	56	16,461
		259,447
Transportation — 3.4%
CSX Corp.(a)	2,938	85,378
Expeditors International of Washington, Inc.(a)	972	94,731
GXO Logistics, Inc.(a)*	1,765	76,372
Knight-Swift Transportation Holdings, Inc.(a)	473	21,895
Landstar System, Inc.(a)	26	3,781
Matson, Inc.(a)	227	16,544
Norfolk Southern Corp.(a)	77	17,501
Saia, Inc.*	96	18,048
Schneider National, Inc., Class B	38	850
Southwest Airlines Co.*	17	614
XPO Logistics, Inc.(a)*	1,535	73,926
		409,640
Utilities — 2.3%
Exelon Corp.(a)	3,659	165,826

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NRG Energy, Inc.(a)	2,658	$ 101,456
Public Service Enterprise Group, Inc.(a)	224	14,174
		281,456
TOTAL COMMON STOCKS (Cost $11,244,755)		10,385,805
OTHER ASSETS IN EXCESS OF LIABILITIES - 13.3%		1,589,450
NET ASSETS - 100.0%		$11,975,255

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of June 30, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between September 13, 2023 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (136.4)% of net assets as of June 30, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Rivian Automotive, Inc., Class A	Morgan Stanley	215	$6,827	$5,534	$(1,207)
Thor Industries, Inc.	Morgan Stanley	108	8,254	8,071	(64)
		323	15,081	13,605	(1,271)
Capital Goods
Advanced Drainage Systems, Inc.	Morgan Stanley	23	2,368	2,072	(269)
Atkore, Inc.	Morgan Stanley	37	3,246	3,071	(136)
Builders FirstSource, Inc.	Morgan Stanley	182	11,375	9,773	(1,456)
Carlisle Cos., Inc.	Morgan Stanley	15	3,801	3,579	(172)
Carrier Global Corp.	Morgan Stanley	17	671	606	(56)
Caterpillar, Inc.	Morgan Stanley	1	180	179	(2)
Fortive Corp.	Morgan Stanley	24	1,302	1,305	17
General Dynamics Corp.	Morgan Stanley	51	11,892	11,284	(392)
Hubbell, Inc.	Morgan Stanley	19	3,528	3,393	(87)
Ingersoll Rand, Inc.	Morgan Stanley	147	6,210	6,186	55
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	3	225	225	—
Owens Corning	Morgan Stanley	71	5,707	5,276	(360)
Parker-Hannifin Corp.	Morgan Stanley	12	3,073	2,953	(78)
Simpson Manufacturing Co., Inc.	Morgan Stanley	2	180	201	21
Textron, Inc.	Morgan Stanley	67	4,089	4,092	54
Trex Co., Inc.	Morgan Stanley	325	19,411	17,687	(1,475)
UFP Industries, Inc.	Morgan Stanley	10	791	681	(100)
WW Grainger, Inc.	Morgan Stanley	1	451	454	7
		1,007	78,500	73,017	(4,429)
Commercial & Professional Services
Insperity, Inc.	Morgan Stanley	20	1,960	1,997	68
ManpowerGroup, Inc.	Morgan Stanley	26	2,083	1,987	(72)
Robert Half International, Inc.	Morgan Stanley	26	2,433	1,947	(450)
TransUnion	Morgan Stanley	33	2,795	2,640	(119)
TriNet Group, Inc.	Morgan Stanley	49	3,956	3,803	(104)
Waste Management, Inc.	Morgan Stanley	19	2,886	2,907	55
		173	16,113	15,281	(622)
Consumer Durables & Apparel
Leggett & Platt, Inc.	Morgan Stanley	18	660	622	(23)
Levi Strauss & Co., Class A	Morgan Stanley	11	182	180	(3)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Under Armour, Inc., Class C	Morgan Stanley	484	$3,978	$3,669	$(261)
VF Corp.	Morgan Stanley	17	753	751	5
		530	5,573	5,222	(282)
Consumer Services
Airbnb, Inc., Class A	Morgan Stanley	37	4,119	3,296	(772)
Chipotle Mexican Grill, Inc.	Morgan Stanley	4	4,898	5,229	392
Choice Hotels International, Inc.	Morgan Stanley	1	112	112	(2)
Hyatt Hotels Corp., Class A	Morgan Stanley	13	1,165	961	(192)
Marriott International, Inc., Class A	Morgan Stanley	1	138	136	(3)
MGM Resorts International	Morgan Stanley	438	14,728	12,680	(1,859)
Texas Roadhouse, Inc.	Morgan Stanley	1	73	73	(2)
Vail Resorts, Inc.	Morgan Stanley	48	11,053	10,466	(373)
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	38	2,841	2,497	(301)
		581	39,127	35,450	(3,112)
Energy
Baker Hughes Co.	Morgan Stanley	14	413	404	(6)
Cameco Corp. (Canada)	Morgan Stanley	3	64	63	(3)
Cenovus Energy, Inc. (Canada)	Morgan Stanley	790	15,797	15,018	(560)
Cheniere Energy, Inc.	Morgan Stanley	103	14,210	13,702	(317)
Chevron Corp.	Morgan Stanley	158	25,365	22,875	(2,063)
CVR Energy, Inc.	Morgan Stanley	52	2,122	1,742	(355)
Exxon Mobil Corp.	Morgan Stanley	48	4,126	4,111	35
Imperial Oil Ltd. (Canada)	Morgan Stanley	43	2,084	2,026	(29)
Marathon Petroleum Corp.	Morgan Stanley	171	13,376	14,058	952
Occidental Petroleum Corp.	Morgan Stanley	163	10,321	9,597	(709)
Phillips 66	Morgan Stanley	10	851	820	(23)
Pioneer Natural Resources Co.	Morgan Stanley	21	5,685	4,685	(885)
Suncor Energy, Inc. (Canada)	Morgan Stanley	62	2,168	2,174	31
Valaris Ltd. (Bermuda)	Morgan Stanley	5	300	211	(88)
Valero Energy Corp.	Morgan Stanley	21	2,368	2,232	(108)
Williams Cos., Inc. (The)	Morgan Stanley	12	359	375	18
		1,676	99,609	94,093	(4,110)
Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	123	6,065	5,822	(168)
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	413	19,168	17,251	(1,525)
Archer-Daniels-Midland Co.	Morgan Stanley	55	4,179	4,268	140
Bunge Ltd. (Bermuda)	Morgan Stanley	13	1,182	1,179	10
Pilgrim's Pride Corp.	Morgan Stanley	96	2,846	2,998	186
Post Holdings, Inc.	Morgan Stanley	50	3,990	4,118	176
Tyson Foods, Inc., Class A	Morgan Stanley	19	1,640	1,635	15
		646	33,005	31,449	(998)
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	92	9,628	9,996	490
Change Healthcare, Inc.	Morgan Stanley	36	852	830	(14)
Cooper Cos., Inc. (The)	Morgan Stanley	15	4,886	4,697	(129)
Henry Schein, Inc.	Morgan Stanley	32	2,544	2,456	(58)
Hologic, Inc.	Morgan Stanley	69	4,979	4,782	(135)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Lantheus Holdings, Inc.	Morgan Stanley	148	$9,342	$9,772	$549
McKesson Corp.	Morgan Stanley	25	7,856	8,155	418
Medtronic PLC (Ireland)	Morgan Stanley	44	4,295	3,949	(264)
Molina Healthcare, Inc.	Morgan Stanley	5	1,345	1,398	30
Stryker Corp.	Morgan Stanley	9	1,995	1,790	(175)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	70	8,082	7,354	(609)
		545	55,804	55,179	103
Materials
Ashland Global Holdings, Inc.	Morgan Stanley	80	8,085	8,244	276
Avient Corp.	Morgan Stanley	8	323	321	(1)
Barrick Gold Corp. (Canada)	Morgan Stanley	436	8,611	7,713	(767)
Celanese Corp.	Morgan Stanley	23	2,812	2,705	(73)
CF Industries Holdings, Inc.	Morgan Stanley	204	19,253	17,489	(1,483)
Chemours Co. (The)	Morgan Stanley	15	473	480	10
Dow, Inc.	Morgan Stanley	237	13,222	12,232	(822)
Eagle Materials, Inc.	Morgan Stanley	22	2,448	2,419	1
Freeport-McMoRan, Inc.	Morgan Stanley	54	1,634	1,580	(35)
Ginkgo Bioworks Holdings, Inc.	Morgan Stanley	424	1,330	1,009	(306)
Huntsman Corp.	Morgan Stanley	37	1,070	1,049	(10)
International Flavors & Fragrances, Inc.	Morgan Stanley	22	2,819	2,621	(147)
Linde PLC (Ireland)	Morgan Stanley	31	8,986	8,913	41
Louisiana-Pacific Corp.	Morgan Stanley	167	10,028	8,752	(1,148)
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	50	4,867	4,373	(344)
Mosaic Co. (The)	Morgan Stanley	85	4,380	4,015	(311)
Nucor Corp.	Morgan Stanley	49	5,826	5,116	(613)
Nutrien Ltd. (Canada)	Morgan Stanley	198	18,540	15,779	(2,449)
Olin Corp.	Morgan Stanley	148	7,411	6,849	(468)
Reliance Steel & Aluminum Co.	Morgan Stanley	41	7,747	6,964	(659)
Royal Gold, Inc.	Morgan Stanley	23	2,727	2,456	(230)
Southern Copper Corp.	Morgan Stanley	123	6,841	6,127	(600)
SSR Mining, Inc. (Canada)	Morgan Stanley	123	2,347	2,054	(263)
Steel Dynamics, Inc.	Morgan Stanley	69	5,338	4,564	(684)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	325	12,201	9,935	(2,092)
United States Steel Corp.	Morgan Stanley	272	7,545	4,872	(2,572)
West Fraser Timber Co. Ltd. (Canada)	Morgan Stanley	37	2,922	2,839	(43)
Westrock Co.	Morgan Stanley	30	1,236	1,195	(28)
Yamana Gold, Inc. (Canada)	Morgan Stanley	22	106	102	(5)
		3,355	171,128	152,767	(15,825)
Media & Entertainment
Electronic Arts, Inc.	Morgan Stanley	65	8,014	7,907	(5)
Madison Square Garden Sports Corp.	Morgan Stanley	6	978	906	(62)
Meta Platforms, Inc., Class A	Morgan Stanley	123	20,869	19,834	(767)
New York Times Co. (The), Class A	Morgan Stanley	17	487	474	(9)
News Corp., Class A	Morgan Stanley	20	346	312	(33)
Omnicom Group, Inc.	Morgan Stanley	14	1,012	891	(103)
Pinterest, Inc., Class A	Morgan Stanley	889	16,580	16,144	(226)
TEGNA, Inc.	Morgan Stanley	47	1,012	986	(13)
Warner Bros Discovery, Inc.	Morgan Stanley	228	3,902	3,060	(794)
		1,409	53,200	50,514	(2,012)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
Azenta, Inc.	Morgan Stanley	28	$1,953	$2,019	$88
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)	Morgan Stanley	4	584	583	4
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	7	576	558	(13)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	110	3,871	4,072	249
Maravai LifeSciences Holdings, Inc., Class A	Morgan Stanley	261	7,627	7,415	(116)
Perrigo Co. PLC (Ireland)	Morgan Stanley	170	6,358	6,897	651
Pfizer, Inc.	Morgan Stanley	103	4,962	5,400	933
QIAGEN NV (Netherlands)	Morgan Stanley	38	1,721	1,794	95
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	20	12,154	11,823	(176)
Viatris, Inc.	Morgan Stanley	116	1,390	1,215	(160)
Vir Biotechnology, Inc.	Morgan Stanley	6	154	153	(2)
		863	41,350	41,929	1,553
Retailing
Asbury Automotive Group, Inc.	Morgan Stanley	27	4,921	4,572	(287)
Bath & Body Works, Inc.	Morgan Stanley	206	6,960	5,546	(1,327)
Dillard's, Inc., Class A	Morgan Stanley	10	2,739	2,206	(498)
eBay, Inc.	Morgan Stanley	47	1,997	1,958	(15)
Lowe's Cos., Inc.	Morgan Stanley	40	7,537	6,987	(454)
Macy's, Inc.	Morgan Stanley	12	224	220	(5)
Murphy U.S.A., Inc.	Morgan Stanley	75	17,978	17,465	(277)
Nordstrom, Inc.	Morgan Stanley	371	9,609	7,839	(1,645)
Penske Automotive Group, Inc.	Morgan Stanley	11	1,167	1,152	—
TJX Cos., Inc. (The)	Morgan Stanley	241	14,680	13,460	(1,032)
Ulta Beauty, Inc.	Morgan Stanley	23	9,123	8,866	(142)
Williams-Sonoma, Inc.	Morgan Stanley	1	110	111	(1)
		1,064	77,045	70,382	(5,683)
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	Morgan Stanley	67	11,057	9,788	(1,114)
Broadcom, Inc.	Morgan Stanley	45	24,465	21,861	(2,108)
Cirrus Logic, Inc.	Morgan Stanley	28	2,113	2,031	(57)
Lattice Semiconductor Corp.	Morgan Stanley	24	1,090	1,164	86
Marvell Technology, Inc.	Morgan Stanley	172	10,273	7,487	(2,656)
Microchip Technology, Inc.	Morgan Stanley	325	20,547	18,876	(1,383)
Micron Technology, Inc.	Morgan Stanley	435	27,128	24,047	(2,731)
Monolithic Power Systems, Inc.	Morgan Stanley	6	2,322	2,304	9
NVIDIA Corp.	Morgan Stanley	128	23,764	19,404	(4,050)
NXP Semiconductors NV (Netherlands)	Morgan Stanley	73	11,228	10,806	(279)
ON Semiconductor Corp.	Morgan Stanley	254	13,087	12,779	(141)
Onto Innovation, Inc.	Morgan Stanley	6	417	418	4
Power Integrations, Inc.	Morgan Stanley	75	5,946	5,626	(246)
QUALCOMM, Inc.	Morgan Stanley	131	17,854	16,734	(852)
Semtech Corp.	Morgan Stanley	80	4,912	4,398	(453)
Silicon Laboratories, Inc.	Morgan Stanley	80	11,160	11,218	200
Synaptics, Inc.	Morgan Stanley	117	16,572	13,812	(2,548)
Teradyne, Inc.	Morgan Stanley	87	7,908	7,791	(17)
Texas Instruments, Inc.	Morgan Stanley	39	6,229	5,992	(158)
Universal Display Corp.	Morgan Stanley	17	2,008	1,719	(266)
		2,189	220,080	198,255	(18,760)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	41	$11,466	$11,384	$64
Adobe, Inc.	Morgan Stanley	30	10,961	10,982	160
Affirm Holdings, Inc.	Morgan Stanley	465	11,713	8,398	(3,165)
AppLovin Corp., Class A	Morgan Stanley	12	420	413	(4)
Autodesk, Inc.	Morgan Stanley	171	33,027	29,405	(3,196)
Ceridian HCM Holding, Inc.	Morgan Stanley	194	10,072	9,134	(810)
Descartes Systems Group, Inc. (The) (Canada)	Morgan Stanley	1	62	62	(2)
Euronet Worldwide, Inc.	Morgan Stanley	4	407	402	(2)
Gitlab, Inc., Class A	Morgan Stanley	3	149	159	9
Intuit, Inc.	Morgan Stanley	44	17,394	16,959	(211)
Mastercard, Inc., Class A	Morgan Stanley	50	15,865	15,774	112
Paychex, Inc.	Morgan Stanley	118	15,179	13,437	(1,491)
Paycom Software, Inc.	Morgan Stanley	21	5,880	5,883	76
PayPal Holdings, Inc.	Morgan Stanley	333	24,153	23,257	(585)
Pegasystems, Inc.	Morgan Stanley	4	270	191	(78)
PTC, Inc.	Morgan Stanley	44	4,524	4,679	210
Roper Technologies, Inc.	Morgan Stanley	42	17,367	16,575	(567)
Salesforce, Inc.	Morgan Stanley	1	164	165	—
Synopsys, Inc.	Morgan Stanley	62	18,972	18,829	101
TELUS International CDA, Inc. (Canada)	Morgan Stanley	1	21	25	5
Trade Desk, Inc. (The), Class A	Morgan Stanley	119	5,724	4,985	(668)
Tyler Technologies, Inc.	Morgan Stanley	11	3,608	3,657	94
Western Union Co. (The)	Morgan Stanley	269	4,691	4,430	(146)
WEX, Inc.	Morgan Stanley	11	1,716	1,711	14
		2,051	213,805	200,896	(10,080)
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	27	1,906	1,738	(140)
Avnet, Inc.	Morgan Stanley	29	1,319	1,244	(56)
Corning, Inc.	Morgan Stanley	75	2,544	2,363	(148)
IPG Photonics Corp.	Morgan Stanley	3	281	282	2
Jabil, Inc.	Morgan Stanley	6	317	307	(9)
Pure Storage, Inc., Class A	Morgan Stanley	211	5,922	5,425	(423)
Trimble, Inc.	Morgan Stanley	26	1,519	1,514	12
Western Digital Corp.	Morgan Stanley	254	12,677	11,387	(1,128)
Zebra Technologies Corp., Class A	Morgan Stanley	6	1,972	1,764	(185)
		637	28,457	26,024	(2,075)
Transportation
CSX Corp.	Morgan Stanley	352	11,332	10,229	(944)
Expeditors International of Washington, Inc.	Morgan Stanley	107	10,910	10,428	(335)
GXO Logistics, Inc.	Morgan Stanley	244	12,577	10,558	(1,859)
Matson, Inc.	Morgan Stanley	42	4,418	3,061	(1,291)
Norfolk Southern Corp.	Morgan Stanley	16	3,820	3,637	(132)
Saia, Inc.	Morgan Stanley	24	4,479	4,512	88
Schneider National, Inc., Class B	Morgan Stanley	3	66	67	(1)
Southwest Airlines Co.	Morgan Stanley	5	220	181	(40)
XPO Logistics, Inc.	Morgan Stanley	175	9,352	8,428	(805)
		968	57,174	51,101	(5,319)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities
Exelon Corp.	Morgan Stanley	407	$18,804	$18,445	$(102)
NRG Energy, Inc.	Morgan Stanley	306	12,845	11,680	(1,001)
Public Service Enterprise Group, Inc.	Morgan Stanley	31	2,116	1,962	(113)
		744	33,765	32,087	(1,216)

Total Reference Entity — Long			1,244,881	1,153,073	(74,306)
Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	(661)	(31,343)	(19,585)	11,751
Aptiv PLC (Jersey)	Morgan Stanley	(2,783)	(280,820)	(247,882)	32,908
Fox Factory Holding Corp.	Morgan Stanley	(201)	(19,660)	(16,189)	3,467
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(1,420)	(24,472)	(15,208)	9,258
Harley-Davidson, Inc.	Morgan Stanley	(808)	(28,936)	(25,581)	3,260
Lear Corp.	Morgan Stanley	(396)	(53,596)	(49,852)	3,502
QuantumScape Corp.	Morgan Stanley	(1,448)	(16,717)	(12,438)	4,274
		(7,717)	(455,544)	(386,735)	68,420
Capital Goods
Acuity Brands, Inc.	Morgan Stanley	(21)	(3,280)	(3,235)	42
AGCO Corp.	Morgan Stanley	(1,609)	(198,937)	(158,808)	37,487
API Group Corp.	Morgan Stanley	(3,032)	(50,436)	(45,389)	5,040
AZEK Co., Inc. (The)	Morgan Stanley	(1,640)	(53,773)	(27,454)	26,312
Beacon Roofing Supply, Inc.	Morgan Stanley	(1,163)	(70,397)	(59,732)	10,656
Boeing Co. (The)	Morgan Stanley	(2,976)	(434,978)	(406,879)	28,055
BWX Technologies, Inc.	Morgan Stanley	(1,762)	(90,132)	(97,069)	(6,988)
Core & Main, Inc., Class A	Morgan Stanley	(622)	(14,046)	(13,871)	171
Crane Holdings Co.	Morgan Stanley	(150)	(14,321)	(13,134)	1,121
Curtiss-Wright Corp.	Morgan Stanley	(139)	(19,670)	(18,356)	1,275
Deere & Co.	Morgan Stanley	(507)	(180,705)	(151,831)	28,185
EMCOR Group, Inc.	Morgan Stanley	(38)	(3,922)	(3,912)	2
Evoqua Water Technologies Corp.	Morgan Stanley	(1,443)	(51,009)	(46,912)	4,089
Flowserve Corp.	Morgan Stanley	(266)	(9,145)	(7,616)	1,443
Fortune Brands Home & Security, Inc.	Morgan Stanley	(1,590)	(110,648)	(95,209)	15,099
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(27)	(345)	(292)	51
Graco, Inc.	Morgan Stanley	(751)	(46,382)	(44,617)	1,758
Herc Holdings, Inc.	Morgan Stanley	(362)	(54,953)	(32,634)	22,053
Huntington Ingalls Industries, Inc.	Morgan Stanley	(317)	(65,957)	(69,049)	(3,235)
L3Harris Technologies, Inc.	Morgan Stanley	(907)	(214,580)	(219,222)	(4,929)
Lennox International, Inc.	Morgan Stanley	(185)	(39,884)	(38,219)	1,509
MasTec, Inc.	Morgan Stanley	(1,182)	(95,866)	(84,702)	11,152
MDU Resources Group, Inc.	Morgan Stanley	(1,621)	(45,622)	(43,751)	989
Middleby Corp. (The)	Morgan Stanley	(784)	(107,364)	(98,282)	9,068
Plug Power, Inc.	Morgan Stanley	(838)	(13,298)	(13,886)	(592)
Quanta Services, Inc.	Morgan Stanley	(1,670)	(206,193)	(209,318)	(3,264)
Regal Rexnord Corp.	Morgan Stanley	(1,368)	(180,731)	(155,295)	24,841
Rockwell Automation, Inc.	Morgan Stanley	(1,044)	(218,645)	(208,080)	10,365
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(2,316)	(106,740)	(95,674)	10,986
SiteOne Landscape Supply, Inc.	Morgan Stanley	(577)	(74,059)	(68,588)	5,461
Stanley Black & Decker, Inc.	Morgan Stanley	(3,626)	(459,706)	(380,222)	76,882

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Toro Co. (The)	Morgan Stanley	(1,639)	$(135,290)	$(124,220)	$10,458
Trane Technologies PLC (Ireland)	Morgan Stanley	(740)	(99,809)	(96,104)	3,693
Univar Solutions, Inc.	Morgan Stanley	(2,859)	(85,971)	(71,103)	14,857
Valmont Industries, Inc.	Morgan Stanley	(129)	(32,294)	(28,977)	3,157
Vertiv Holdings Co.	Morgan Stanley	(10,817)	(124,317)	(88,916)	35,387
Welbilt, Inc.	Morgan Stanley	(368)	(8,727)	(8,762)	(39)
WESCO International, Inc.	Morgan Stanley	(1,158)	(146,350)	(124,022)	22,311
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	(3,873)	(137,035)	(125,563)	11,456
		(56,116)	(4,005,517)	(3,578,905)	416,364
Commercial & Professional Services
Alight, Inc., Class A	Morgan Stanley	(3,788)	(29,865)	(25,569)	4,291
Clarivate PLC (Jersey)	Morgan Stanley	(2,979)	(41,437)	(41,289)	141
Clean Harbors, Inc.	Morgan Stanley	(1,547)	(148,956)	(135,625)	13,314
FTI Consulting, Inc.	Morgan Stanley	(250)	(41,557)	(45,212)	(3,663)
Leidos Holdings, Inc.	Morgan Stanley	(1,515)	(151,934)	(152,576)	(770)
MSA Safety, Inc.	Morgan Stanley	(254)	(31,044)	(30,752)	286
Science Applications International Corp.	Morgan Stanley	(22)	(2,012)	(2,048)	(39)
Stantec, Inc. (Canada)	Morgan Stanley	(106)	(4,732)	(4,642)	74
Stericycle, Inc.	Morgan Stanley	(690)	(34,971)	(30,256)	4,709
Waste Connections, Inc. (Canada)	Morgan Stanley	(350)	(45,308)	(43,386)	1,883
		(11,501)	(531,816)	(511,355)	20,226
Consumer Durables & Apparel
BRP, Inc. (Canada)	Morgan Stanley	(287)	(18,568)	(17,653)	878
Brunswick Corp.	Morgan Stanley	(2,176)	(166,159)	(142,267)	23,367
Crocs, Inc.	Morgan Stanley	(9)	(569)	(438)	128
Garmin Ltd. (Switzerland)	Morgan Stanley	(1,098)	(122,333)	(107,878)	13,311
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(1,258)	(38,711)	(36,205)	2,374
Hanesbrands, Inc.	Morgan Stanley	(925)	(9,595)	(9,518)	73
Hasbro, Inc.	Morgan Stanley	(776)	(69,170)	(63,539)	5,465
Lululemon Athletica, Inc.	Morgan Stanley	(60)	(16,709)	(16,357)	348
Mattel, Inc.	Morgan Stanley	(84)	(1,921)	(1,876)	42
NIKE, Inc., Class B	Morgan Stanley	(57)	(5,933)	(5,825)	105
Peloton Interactive, Inc., Class A	Morgan Stanley	(961)	(25,019)	(8,822)	16,192
Polaris, Inc.	Morgan Stanley	(2,347)	(240,642)	(233,010)	6,948
Skechers U.S.A., Inc., Class A	Morgan Stanley	(781)	(34,114)	(27,788)	6,320
YETI Holdings, Inc.	Morgan Stanley	(2,007)	(90,254)	(86,843)	3,399
		(12,826)	(839,697)	(758,019)	78,950
Consumer Services
Caesars Entertainment, Inc.	Morgan Stanley	(2,002)	(99,122)	(76,677)	22,433
Domino's Pizza, Inc.	Morgan Stanley	(274)	(103,042)	(106,781)	(3,938)
DraftKings, Inc., Class A	Morgan Stanley	(545)	(10,383)	(6,360)	4,019
Las Vegas Sands Corp.	Morgan Stanley	(370)	(13,098)	(12,428)	666
Light & Wonder, Inc.	Morgan Stanley	(541)	(27,305)	(25,422)	1,878
Mister Car Wash, Inc.	Morgan Stanley	(936)	(12,948)	(10,184)	2,760
Penn National Gaming, Inc.	Morgan Stanley	(146)	(4,556)	(4,441)	111
Planet Fitness, Inc., Class A	Morgan Stanley	(1,486)	(98,681)	(101,063)	(2,394)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Services — (continued)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(3,771)	$(167,189)	$(131,646)	$35,506
Wendy's Co. (The)	Morgan Stanley	(2,478)	(49,146)	(46,785)	2,092
		(12,549)	(585,470)	(521,787)	63,133
Energy
California Resources Corp.	Morgan Stanley	(508)	(22,637)	(19,558)	3,074
ChampionX Corp.	Morgan Stanley	(1,091)	(24,025)	(21,656)	2,282
Chesapeake Energy Corp.	Morgan Stanley	(154)	(14,139)	(12,489)	1,484
Civitas Resources, Inc.	Morgan Stanley	(87)	(5,606)	(4,549)	999
Coterra Energy, Inc.	Morgan Stanley	(349)	(9,574)	(9,001)	569
Hess Corp.	Morgan Stanley	(537)	(66,146)	(56,890)	9,330
HF Sinclair Corp.	Morgan Stanley	(3,247)	(129,205)	(146,635)	(18,403)
Kinder Morgan, Inc.	Morgan Stanley	(1,531)	(30,451)	(25,660)	4,221
Kosmos Energy Ltd.	Morgan Stanley	(893)	(7,439)	(5,528)	1,908
Magnolia Oil & Gas Corp., Class A	Morgan Stanley	(160)	(3,856)	(3,358)	494
TC Energy Corp. (Canada)	Morgan Stanley	(2,785)	(148,881)	(144,291)	971
		(11,342)	(461,959)	(449,615)	6,929
Food & Staples Retailing
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	(1,718)	(104,710)	(107,066)	(2,368)
Performance Food Group Co.	Morgan Stanley	(190)	(8,074)	(8,736)	(697)
Sysco Corp.	Morgan Stanley	(34)	(2,924)	(2,880)	24
Walmart, Inc.	Morgan Stanley	(433)	(51,623)	(52,644)	(1,415)
		(2,375)	(167,331)	(171,326)	(4,456)
Food, Beverage & Tobacco
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(180)	(67,146)	(54,535)	12,603
Conagra Brands, Inc.	Morgan Stanley	(401)	(13,771)	(13,730)	37
Constellation Brands, Inc., Class A	Morgan Stanley	(113)	(26,391)	(26,336)	50
Flowers Foods, Inc.	Morgan Stanley	(1,525)	(39,604)	(40,138)	(746)
Freshpet, Inc.	Morgan Stanley	(42)	(6,283)	(2,179)	4,100
Ingredion, Inc.	Morgan Stanley	(1,226)	(110,205)	(108,084)	1,332
Lamb Weston Holdings, Inc.	Morgan Stanley	(36)	(2,588)	(2,573)	12
Lancaster Colony Corp.	Morgan Stanley	(259)	(37,462)	(33,354)	4,007
McCormick & Co, Inc., non-voting shares	Morgan Stanley	(362)	(30,605)	(30,137)	462
Molson Coors Beverage Co., Class B	Morgan Stanley	(901)	(48,292)	(49,114)	(828)
Monster Beverage Corp.	Morgan Stanley	(3,435)	(300,151)	(318,424)	(18,305)
National Beverage Corp.	Morgan Stanley	(377)	(17,708)	(18,450)	(747)
Simply Good Foods Co. (The)	Morgan Stanley	(174)	(6,873)	(6,572)	297
		(9,031)	(707,079)	(703,626)	2,274
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	Morgan Stanley	(562)	(38,702)	(38,008)	688
Becton Dickinson and Co.	Morgan Stanley	(297)	(74,891)	(73,219)	1,422
Boston Scientific Corp.	Morgan Stanley	(5,474)	(215,172)	(204,016)	11,133
Cardinal Health, Inc.	Morgan Stanley	(277)	(14,684)	(14,479)	64
Centene Corp.	Morgan Stanley	(764)	(64,879)	(64,642)	228
Dexcom, Inc.	Morgan Stanley	(600)	(44,506)	(44,718)	(219)
Doximity, Inc., Class A	Morgan Stanley	(402)	(14,911)	(13,998)	909
GoodRx Holdings, Inc., Class A	Morgan Stanley	(265)	(5,118)	(1,569)	3,546
Guardant Health, Inc.	Morgan Stanley	(834)	(31,802)	(33,644)	(1,848)
HealthEquity, Inc.	Morgan Stanley	(1,342)	(88,130)	(82,385)	5,734

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Humana, Inc.	Morgan Stanley	(251)	$(112,461)	$(117,486)	$(5,145)
ICU Medical, Inc.	Morgan Stanley	(649)	(112,910)	(106,689)	6,207
Inari Medical, Inc.	Morgan Stanley	(110)	(7,584)	(7,479)	101
Inspire Medical Systems, Inc.	Morgan Stanley	(31)	(5,632)	(5,663)	(34)
Insulet Corp.	Morgan Stanley	(41)	(8,588)	(8,936)	(352)
Laboratory Corp. of America Holdings	Morgan Stanley	(195)	(46,858)	(45,700)	1,123
LHC Group, Inc.	Morgan Stanley	(706)	(116,192)	(109,952)	6,226
Multiplan Corp.	Morgan Stanley	(1,134)	(6,340)	(6,226)	111
Omnicell, Inc.	Morgan Stanley	(974)	(108,956)	(110,792)	(1,850)
ResMed, Inc.	Morgan Stanley	(101)	(20,905)	(21,173)	(272)
STAAR Surgical Co.	Morgan Stanley	(61)	(4,419)	(4,327)	89
STERIS PLC (Ireland)	Morgan Stanley	(404)	(87,229)	(83,285)	3,823
Surgery Partners, Inc.	Morgan Stanley	(102)	(5,558)	(2,950)	2,605
Tandem Diabetes Care, Inc.	Morgan Stanley	(300)	(21,057)	(17,757)	3,295
Teladoc Health, Inc.	Morgan Stanley	(417)	(13,438)	(13,849)	(414)
UnitedHealth Group, Inc.	Morgan Stanley	(140)	(71,789)	(71,908)	(128)
		(16,433)	(1,342,711)	(1,304,850)	37,042
Household & Personal Products
Clorox Co. (The)	Morgan Stanley	(37)	(5,135)	(5,216)	(85)
Colgate-Palmolive Co.	Morgan Stanley	(2,133)	(164,168)	(170,939)	(6,789)
Coty, Inc., Class A	Morgan Stanley	(6,610)	(49,592)	(52,946)	(3,362)
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(1,457)	(368,775)	(371,054)	(2,323)
		(10,237)	(587,670)	(600,155)	(12,559)
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(3,910)	(219,367)	(178,922)	39,428
Air Products and Chemicals, Inc.	Morgan Stanley	(1,062)	(256,235)	(255,390)	(902)
Balchem Corp.	Morgan Stanley	(94)	(11,624)	(12,196)	(576)
Ball Corp.	Morgan Stanley	(114)	(7,830)	(7,840)	(13)
Berry Global Group, Inc.	Morgan Stanley	(1,940)	(112,035)	(106,002)	6,020
Cabot Corp.	Morgan Stanley	(28)	(2,156)	(1,786)	662
Commercial Metals Co.	Morgan Stanley	(1,260)	(45,467)	(41,706)	3,638
Crown Holdings, Inc.	Morgan Stanley	(892)	(95,310)	(82,216)	12,960
Element Solutions, Inc.	Morgan Stanley	(1,474)	(30,653)	(26,237)	4,337
FMC Corp.	Morgan Stanley	(737)	(89,872)	(78,866)	10,603
Graphic Packaging Holding Co.	Morgan Stanley	(4,044)	(84,969)	(82,902)	1,475
Kinross Gold Corp. (Canada)	Morgan Stanley	(61,268)	(265,953)	(219,339)	46,060
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(974)	(111,649)	(76,936)	34,117
Silgan Holdings, Inc.	Morgan Stanley	(792)	(34,268)	(32,749)	1,455
Sonoco Products Co.	Morgan Stanley	(1,749)	(102,877)	(99,763)	2,699
Valvoline, Inc.	Morgan Stanley	(1,851)	(61,224)	(53,364)	7,797
Vulcan Materials Co.	Morgan Stanley	(152)	(25,265)	(21,599)	3,655
		(82,341)	(1,556,754)	(1,377,813)	173,415
Media & Entertainment
Altice U.S.A., Inc., Class A	Morgan Stanley	(6,947)	(66,268)	(64,260)	1,999
Angi, Inc.	Morgan Stanley	(518)	(5,068)	(2,372)	2,692
Cargurus, Inc.	Morgan Stanley	(1,117)	(46,475)	(24,004)	22,463
DISH Network Corp., Class A	Morgan Stanley	(10,537)	(216,047)	(188,928)	27,095
IAC	Morgan Stanley	(634)	(65,111)	(48,165)	16,937

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Media & Entertainment — (continued)
Paramount Global, Class B	Morgan Stanley	(2,385)	$(74,034)	$(58,862)	$14,144
ROBLOX Corp., Class A	Morgan Stanley	(3,056)	(124,645)	(100,420)	24,210
Roku, Inc.	Morgan Stanley	(1,050)	(109,148)	(86,247)	22,888
Sirius XM Holdings, Inc.	Morgan Stanley	(515)	(3,096)	(3,157)	(64)
Snap, Inc., Class A	Morgan Stanley	(13,018)	(203,145)	(170,926)	32,197
		(39,777)	(913,037)	(747,341)	164,561
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(1,876)	(109,641)	(84,889)	24,739
Agilent Technologies, Inc.	Morgan Stanley	(2,296)	(281,866)	(272,696)	9,141
Biogen, Inc.	Morgan Stanley	(268)	(53,486)	(54,656)	(1,178)
Cerevel Therapeutics Holdings, Inc.	Morgan Stanley	(217)	(5,618)	(5,737)	(123)
Elanco Animal Health, Inc.	Morgan Stanley	(3,295)	(78,926)	(64,681)	14,235
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	(897)	(132,288)	(139,941)	(7,669)
Medpace Holdings, Inc.	Morgan Stanley	(37)	(5,497)	(5,538)	(44)
NeoGenomics, Inc.	Morgan Stanley	(92)	(3,851)	(750)	3,098
Neurocrine Biosciences, Inc.	Morgan Stanley	(2,617)	(235,297)	(255,105)	(19,833)
Sotera Health Co.	Morgan Stanley	(648)	(14,277)	(12,694)	1,578
Stevanato Group SpA (Italy)	Morgan Stanley	(369)	(5,892)	(5,834)	42
Syneos Health, Inc.	Morgan Stanley	(124)	(8,932)	(8,888)	40
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	(445)	(23,414)	(26,549)	(3,140)
Zoetis, Inc.	Morgan Stanley	(356)	(61,415)	(61,193)	214
		(13,537)	(1,020,400)	(999,151)	21,100
Retailing
Advance Auto Parts, Inc.	Morgan Stanley	(725)	(133,579)	(125,490)	7,298
Burlington Stores, Inc.	Morgan Stanley	(918)	(154,822)	(125,059)	29,746
CarMax, Inc.	Morgan Stanley	(424)	(56,202)	(38,364)	21,632
Carvana Co.	Morgan Stanley	(522)	(14,958)	(11,787)	3,167
Dollar General Corp.	Morgan Stanley	(128)	(28,506)	(31,416)	(2,916)
DoorDash, Inc., Class A	Morgan Stanley	(952)	(64,517)	(61,090)	3,418
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(2,180)	(173,111)	(137,253)	35,839
Gap, Inc. (The)	Morgan Stanley	(1,069)	(11,682)	(8,809)	2,869
Genuine Parts Co.	Morgan Stanley	(39)	(5,374)	(5,187)	164
Kohl's Corp.	Morgan Stanley	(3,493)	(144,866)	(124,665)	18,755
Lithia Motors, Inc.	Morgan Stanley	(173)	(50,274)	(47,542)	2,724
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	(65)	(3,775)	(3,819)	(47)
Petco Health & Wellness Co., Inc.	Morgan Stanley	(3,791)	(61,074)	(55,879)	5,186
Pool Corp.	Morgan Stanley	(362)	(146,740)	(127,145)	19,349
Tractor Supply Co.	Morgan Stanley	(550)	(107,923)	(106,617)	1,180
Wayfair, Inc., Class A	Morgan Stanley	(273)	(15,713)	(11,892)	3,817
		(15,664)	(1,173,116)	(1,022,014)	152,181
Semiconductors & Semiconductor Equipment
Enphase Energy, Inc.	Morgan Stanley	(724)	(137,311)	(141,354)	(6,926)
First Solar, Inc.	Morgan Stanley	(1,125)	(79,069)	(76,646)	2,413
Wolfspeed, Inc.	Morgan Stanley	(1,959)	(130,333)	(124,299)	6,019
		(3,808)	(346,713)	(342,299)	1,506
Software & Services
Alteryx, Inc., Class A	Morgan Stanley	(24)	(1,385)	(1,162)	220
Atlassian Corp. PLC, Class A (United Kingdom)	Morgan Stanley	(122)	(27,916)	(22,863)	5,988

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Bill.com Holdings, Inc.	Morgan Stanley	(1,826)	$(202,950)	$(200,750)	$2,177
Block, Inc.	Morgan Stanley	(720)	(62,346)	(44,251)	18,086
Broadridge Financial Solutions, Inc.	Morgan Stanley	(63)	(8,963)	(8,981)	(21)
Cloudflare, Inc., Class A	Morgan Stanley	(3,084)	(143,784)	(134,925)	8,843
Confluent, Inc., Class A	Morgan Stanley	(4,189)	(122,739)	(97,352)	25,372
Coupa Software, Inc.	Morgan Stanley	(139)	(22,632)	(7,937)	14,690
DigitalOcean Holdings, Inc.	Morgan Stanley	(403)	(17,640)	(16,668)	968
DocuSign, Inc.	Morgan Stanley	(1,117)	(67,233)	(64,093)	3,130
Dolby Laboratories, Inc., Class A	Morgan Stanley	(5)	(396)	(358)	391
DoubleVerify Holdings, Inc.	Morgan Stanley	(856)	(18,507)	(19,406)	(903)
Dynatrace, Inc.	Morgan Stanley	(83)	(3,362)	(3,274)	223
Envestnet, Inc.	Morgan Stanley	(470)	(33,889)	(24,802)	9,081
Fortinet, Inc.	Morgan Stanley	(830)	(49,380)	(46,961)	2,411
Informatica, Inc., Class A	Morgan Stanley	(1)	(22)	(21)	(2)
Monday.com Ltd. (Israel)	Morgan Stanley	(26)	(3,809)	(2,682)	1,123
NCR Corp.	Morgan Stanley	(280)	(8,719)	(8,711)	4
Palo Alto Networks, Inc.	Morgan Stanley	(75)	(38,500)	(37,045)	1,878
Qualtrics International, Inc., Class A	Morgan Stanley	(2,868)	(44,121)	(35,879)	8,235
Rapid7, Inc.	Morgan Stanley	(449)	(30,261)	(29,993)	262
RingCentral, Inc., Class A	Morgan Stanley	(1,638)	(100,127)	(85,602)	14,513
SentinelOne, Inc., Class A	Morgan Stanley	(1,379)	(31,608)	(32,172)	(570)
Shopify, Inc., Class A (Canada)	Morgan Stanley	(10,464)	(375,794)	(326,895)	48,861
Smartsheet, Inc., Class A	Morgan Stanley	(1,349)	(57,306)	(42,399)	14,899
SPS Commerce, Inc.	Morgan Stanley	(5)	(558)	(565)	(10)
Unity Software, Inc.	Morgan Stanley	(1,896)	(69,776)	(69,811)	(44)
VMware, Inc., Class A	Morgan Stanley	(137)	(17,842)	(15,615)	4,802
Vonage Holdings Corp.	Morgan Stanley	(2,392)	(46,341)	(45,065)	1,268
Workiva, Inc.	Morgan Stanley	(60)	(4,433)	(3,959)	471
Zoom Video Communications, Inc., Class A	Morgan Stanley	(671)	(73,916)	(72,448)	1,458
		(37,621)	(1,686,255)	(1,502,645)	187,804
Technology Hardware & Equipment
Arrow Electronics, Inc.	Morgan Stanley	(206)	(25,500)	(23,091)	2,404
Ciena Corp.	Morgan Stanley	(455)	(21,904)	(20,794)	1,106
National Instruments Corp.	Morgan Stanley	(1,765)	(61,328)	(55,121)	6,044
Novanta, Inc. (Canada)	Morgan Stanley	(35)	(4,314)	(4,244)	66
Rogers Corp.	Morgan Stanley	(317)	(84,051)	(83,083)	958
TD SYNNEX Corp.	Morgan Stanley	(1,128)	(114,300)	(102,761)	11,388
Teledyne Technologies, Inc.	Morgan Stanley	(498)	(197,292)	(186,805)	10,466
Ubiquiti, Inc.	Morgan Stanley	(50)	(13,954)	(12,411)	1,522
		(4,454)	(522,643)	(488,310)	33,954
Telecommunication Services
AT&T, Inc.	Morgan Stanley	(380)	(7,860)	(7,965)	(108)
Frontier Communications Parent, Inc.	Morgan Stanley	(3,120)	(75,781)	(73,445)	2,326
Verizon Communications, Inc.	Morgan Stanley	(7,466)	(373,579)	(378,899)	(5,359)
		(10,966)	(457,220)	(460,309)	(3,141)
Transportation
JB Hunt Transport Services, Inc.	Morgan Stanley	(512)	(88,800)	(80,625)	8,026
Lyft, Inc., Class A	Morgan Stanley	(3,631)	(59,438)	(48,220)	11,210

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Transportation — (continued)
TFI International, Inc. (Canada)	Morgan Stanley	(70)	$(5,762)	$(5,620)	$121
Uber Technologies, Inc.	Morgan Stanley	(198)	(4,259)	(4,051)	204
		(4,411)	(158,259)	(138,516)	19,561
Utilities
Alliant Energy Corp.	Morgan Stanley	(1,426)	(85,056)	(83,578)	1,467
American Electric Power Co., Inc.	Morgan Stanley	(542)	(54,750)	(51,999)	2,716
Avangrid, Inc.	Morgan Stanley	(1,074)	(49,098)	(49,533)	(549)
Brookfield Renewable Corp., Class A (Canada)	Morgan Stanley	(625)	(22,491)	(22,256)	229
CMS Energy Corp.	Morgan Stanley	(3,024)	(206,353)	(204,120)	2,210
Dominion Energy, Inc.	Morgan Stanley	(144)	(12,262)	(11,493)	240
Duke Energy Corp.	Morgan Stanley	(2,074)	(229,657)	(222,354)	6,848
Essential Utilities, Inc.	Morgan Stanley	(1,810)	(82,588)	(82,988)	(543)
Evergy, Inc.	Morgan Stanley	(1,526)	(102,224)	(99,571)	2,018
IDACORP, Inc.	Morgan Stanley	(228)	(24,153)	(24,150)	(2)
NextEra Energy, Inc.	Morgan Stanley	(4,806)	(358,242)	(372,273)	(14,976)
OGE Energy Corp.	Morgan Stanley	(1,031)	(41,224)	(39,755)	1,462
ONE Gas, Inc.	Morgan Stanley	(512)	(43,967)	(41,569)	2,200
Ormat Technologies, Inc.	Morgan Stanley	(328)	(26,539)	(25,699)	831
Portland General Electric Co.	Morgan Stanley	(1,835)	(88,407)	(88,686)	(1,071)
		(20,985)	(1,427,011)	(1,420,024)	3,080

Total Reference Entity — Short			(18,946,202)	(17,484,795)	1,430,344
Net Value of Reference Entity			$(17,701,321)	$(16,331,722)	$1,356,038

*	Includes $(13,561) related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $1,356,038, which are considered Level 2 as of and for the period ended June 30, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.